As filed with the Securities and Exchange Commission on July 29, 2003

1933 Act File No. 2-72658

1940 File Act No. 811-03196

SECURITIES AND EXCHANGE COMMISION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 39	☒

(Check appropriate box or boxes.)

CASH RESERVE FUND, INC.

(formerly, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.)

(Exact Name of Registrant as Specified in Charter)

One South Street, Baltimore, Maryland 21202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (410) 895-5000

Bruce A. Rosenblum

One South Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copy to:

Burton M. Leibert, Esq.

Willkie, Farr & Gallagher

787 Seventh Avenue

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b)

☒    on July 31, 2003 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on [date] pursuant to paragraph (a) of rule 485

Cash Reserve Fund

Prime Series

Treasury Series

Tax-Free Series

Prospectus

July 31, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Overview of the Fund

5	Prime Series

8	Treasury Series

11	Tax-Free Series

A Detailed Look at the Fund

14	Prime Series

18	Treasury Series

20	Tax-Free Series

Information Concerning All Series

24	Management of the Fund

25	Calculating the Fund’s Share Price

26	Dividends and Distributions

26	Tax Considerations

27	Buying and Selling Fund Shares

31	Financial Highlights

	Prime	Treasury	Tax-Free
ticker symbol	ABRXX	ABGXX	ABXXX
fund number	211	247	243

Cash Reserve Fund

Overview of the Fund

Goal: Each Series of the Fund seeks as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.

Core Strategy:

■	The Prime Series invests in high quality, short-term money market instruments.
■	The Treasury Series invests in short-term securities issued by the US Treasury.
■	The Tax-Free Series invests in high quality, short-term municipal securities.

The Fund offers shares of each series through securities dealers and financial institutions that act as shareholder servicing agents.

Cash Reserve Fund    |    3

Investment Policies and Strategies: The Prime Series seeks to achieve its objective by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Prime Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

The Treasury Series seeks to achieve its objective by investing in US Treasury Securities, maintaining an average maturity of 90 days or less. The Treasury Series attempts to maintain a stable price of $1.00 per share by investing in securities that have remaining maturities of 397 days or less.

The Tax-Free Series seeks to achieve its objective by investing in high quality municipal securities, maintaining an average maturity of 90 days or less. The Tax-Free Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

4    |    Cash Reserve Fund

Principal Risks of Investing in the  Prime Series

Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Prime Series. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Prime Series’ portfolio to decline in value. The Prime Series’ yield can be expected to decline during periods of falling interest rates.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of that issuer’s securities in the Prime Series’ portfolio to decline.

■	Securities held by the Prime Series could perform poorly.

Who Should Consider Investing in the Prime Series

You should consider investing in the Prime Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Prime Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Prime Series by itself does not constitute a balanced investment program.

An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Prime Series.

Prime Series    |    5

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Prime Shares by showing changes in the Prime Shares’ performance from year to year. The bar chart shows the Prime Shares’ actual total return for each full calendar year for the past ten years. The table shows the Prime Shares’ average annual total return over the last calendar year, last five years and last ten years.

As of December 31, 2002, the Prime Shares’ 7-day yield was 0.94%. To learn the current 7-day yield, call 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is the SEC-mandated calculation of income generated by the Prime Shares over a seven-day period. This amount is then annualized, which means that you assume the Prime Shares generate the same income every week for a year. The ‘total return’ of the Prime Shares is the change in the value of an investment in the Prime Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Prime Shares over a given period.

Prime Shares

Year-by-Year Returns (each full calendar year for the past ten years)

For the period from December 31, 2002 through June 30, 2003, the total return for the Prime Shares was 0.34%. For the ten-year period shown in the bar chart, the Prime Shares’ highest return in any calendar quarter was 1.54% (fourth quarter 2000) and its lowest quarterly return was 0.26% (fourth quarter 2002). Past performance offers no indication of how the Prime Shares will perform in the future.

Performance for Periods Ended December 31, 2002[1]

Average Annual Total Returns

	1 Year	5 Years	10 Years

Prime Shares	1.25%	4.10%	4.24%

[1]	These figures assume the reinvestment of dividends and capital gains distributions.

6    |    Prime Series

Annual Fund Operating Expenses

(expenses deducted from Prime Shares’ assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold Prime Shares.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Prime Shares. The numbers assume that the Prime Shares earned an annual return of 5% over the periods shown, that the Prime Shares’ operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Prime Shares’ expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

Percentage of Average Daily Net Assets

Management Fee	0.26%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses (including a 0.07% shareholder servicing fee)	0.19%

Total Fund Operating Expenses	0.70%

Expense Example

1 Year	3 Years	5 Years	10 Years

$72	$224	$390	$871

Prime Series    |    7

Principal Risks of Investing in the Treasury Series

Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Treasury Series. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Treasury Series’ portfolio to decline in value. The yield on US Treasury securities is generally less than yields on other taxable investments because Treasury securities are generally viewed as involving minimal credit risk as compared to other taxable investments. The Treasury Series’ yield can be expected to decline during periods of falling interest rates.

■	Securities held by the Treasury Series could perform poorly.

Who Should Consider Investing in the Treasury Series

You should consider investing in the Treasury Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Treasury Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Treasury Series by itself does not constitute a balanced investment program.

An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Treasury Series.

8    |    Treasury Series

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Treasury Shares by showing changes in the Treasury Shares’ performance from year to year. The bar chart shows the Treasury Shares’ actual total return for each full calendar year for the past ten years. The table shows the Treasury Shares’ average annual total return over the last calendar year, last five years and last ten years.

As of December 31, 2002, the Treasury Shares’ 7-day yield was 0.67%. To learn the current 7-day yield, call 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is an SEC-mandated calculation of the income generated by the Treasury Shares over a seven-day period. This amount is then annualized, which means that you assume the Treasury Shares generate the same income every week for a year. The ‘total return’ of the Treasury Shares is the change in the value of an investment in the Treasury Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Treasury Shares over a given period.

Treasury Shares

Year-by-Year Returns (each full calendar year for the past ten years)

For the period from December 31, 2002 through June 30, 2003, the total return for the Treasury Shares was 0.29%. For the ten-year period shown in the bar chart, the Treasury Shares’ highest return in any calendar quarter was 1.45% (fourth quarter 2000) and its lowest quarterly return was 0.25% (fourth quarter 2002). Past performance offers no indication of how the Treasury Shares will perform in the future.

Performance for Periods Ended December 31, 2002[1]

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Shares	1.15%	3.75%	3.94%

[1]	These figures assume the reinvestment of dividends and capital gains distributions.

Treasury Series    |    9

Annual Fund Operating Expenses

(expenses deducted from Treasury Shares’ assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold Treasury Shares.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Treasury Shares. The numbers assume that the Treasury Shares earned an annual return of 5% over the periods shown, that the Treasury Shares’ operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Treasury Shares’ expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

Percentage of Average Daily Net Assets

Management Fee	0.24%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses (including a 0.07% shareholder servicing fee)	0.18%

Total Fund Operating Expenses	0.67%

Expense Example

1 Year	3 Years	5 Years	10 Years

$68	$214	$373	$835

10    |    Treasury Series

Principal Risks of Investing in the Tax-Free Series

Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Tax-Free Series. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Tax-Free Series’ portfolio to decline in value. The Tax-Free Series’ yield can be expected to decline during periods of falling interest rates.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of that issuer’s securities in the Tax-Free Series’ portfolio to decline.

■	Securities held by the Tax-Free Series could perform poorly.

Who Should Consider Investing in the Tax-Free Series

You should consider investing in the Tax-Free Series if you are seeking tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Tax-Free Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Tax-Free Series by itself does not constitute a balanced investment program.

An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Series.

Tax-Free Series    |    11

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Tax-Free Shares by showing changes in the Tax-Free Shares’ performance from year to year. The bar chart shows the Tax-Free Shares’ actual total return for each full calendar year for the past ten years. The table shows the Tax-Free Shares’ average annual total return over the last calendar year, last five years and last ten years.

As of December 31, 2002, the Tax-Free Shares’ 7-day yield was 0.96% and the Tax-Free Shares’ 7-day taxable equivalent yield was 1.56%. To learn the current 7-day yield, call 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is an SEC-mandated calculation of the income generated by the Tax-Free Shares over a seven-day period. This amount is then annualized, which means that you assume the Tax-Free Shares generate the same income every week for a year. The 7-day taxable equivalent yield is the before-tax yield that would need to be earned from a taxable investment to equal the 7-day yield. The SEC-mandated taxable equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable federal income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The ‘total return’ of the Tax-Free Shares is the change in the value of an investment in the Tax-Free Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Tax-Free Shares over a given period.

Tax-Free Shares

Year-by-Year Returns (each full calendar year for the past ten years)

For the period from December 31, 2002 through June 30, 2003, the total return for the Tax-Free Shares was 0.23%. For the ten-year period shown in the bar chart, the Tax-Free Shares’ highest return in any calendar quarter was 0.91% (fourth quarter 2000) and its lowest quarterly return was 0.19% (third quarter 2002). Past performance offers no indication of how the Tax-Free Shares will perform in the future.

Performance for Periods Ended December 31, 2002[1] Average Annual Total Returns

	1 Year	5 Years	10 Years

Tax-Free Shares	0.84%	2.40%	2.55%

[1]	These figures assume the reinvestment of dividends and capital gains distributions.

12    |    Tax-Free Series

Annual Fund Operating Expenses

(expenses deducted from Tax-Free Shares’ assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold Tax-Free Shares.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Tax-Free Shares. The numbers assume that the Tax-Free Shares earned an annual return of 5% over the periods shown, that the Tax- Free Shares’ operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Tax-Free Shares’ expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

Percentage of Average Daily Net Assets

Management Fees	0.27%

Distribution and Service (12b-1) Fees	0.25%

Other Expenses (including a 0.07% shareholder servicing fee)	0.15%

Total Fund Operating Expenses	0.67%

Expense Example

1 Year	3 Years	5 Years	10 Years

$68	$214	$373	$835

Tax-Free Series    |    13

A Detailed Look at the  Prime Series

Objective

The Prime Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. (‘ICCC’ or the ‘Advisor’) gives priority to earning income and maintaining the value of the Prime Series’ principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Prime Series seeks current income by investing in high quality money market securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy. The Prime Series follows two policies designed to maintain a stable share price:

■	Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

■	The Prime Series buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received one of the two highest ratings from Moody’s Investors Service, Inc., the Standard & Poor’s, a division of the McGraw Hill Companies, Inc., or Fitch, Inc.; or

–	are unrated, but are determined to be of similar quality by the Advisor.

14    |    A Detailed Look at the Prime Series

Principal Investments

The Prime Series may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. The Prime Series’ investments may include:

■	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, bankers’ acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

■	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

■	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

■	The Prime Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain an ‘AAA’ rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

A Detailed Look at the Prime Series    |    15

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor’s approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Prime Series adheres to the following practices:

■	The Advisor limits the average maturity of the securities held by the Prime Series to 90 days or less. Generally, rates of short-term investments fluctuate less than those of longer-term bonds.

■	The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than those of longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Prime Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Prime Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Prime Series’ returns to lag behind those of similar money market funds.

16    |    A Detailed Look at the Prime Series

Repurchase Agreement Risk. A repurchase agreement exposes the Prime Series to the risk that the counterparty may default on its obligation to repurchase the securities. In this circumstance, the Prime Series can lose money because:

■	it might not be able to sell the securities at the agreed-upon time and price; or

■	the securities could lose value before they can be sold.

The Prime Series seeks to reduce this risk by monitoring the creditworthiness of the counterparties. The Prime Series also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Prime Series may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Prime Series’ income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

A Detailed Look at the Prime Series    |    17

A Detailed Look at the   Treasury Series

Objective

The Treasury Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in securities issued by the US Treasury.

While Investment Company Capital Corp. (‘ICCC’ or the ‘Advisor’) gives priority to earning income and maintaining the value of the Treasury Series’ principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Treasury Series seeks current income by investing in US Treasury securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy. The Treasury Series follows this policy designed to maintain a stable share price:

■	Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

Principal Investments

While the Treasury Series may invest, to a limited extent, in repurchase agreements, the Advisor expects that 100% of the Treasury Series will be invested in US Treasury securities. The Treasury Series’ investments may include:

■	US Treasury obligations.

■	US government securities that are issued or guaranteed by the US Treasury.

18    |    A Detailed Look at the Treasury Series

■	The Treasury Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series may invest only in non-affiliated money market mutual funds that maintain an ‘AAA’ rating by a nationally recognized statistical ratings organization.

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor’s approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Treasury Series adheres to the following practices:

■	The Advisor limits the average maturity of the securities held by the Treasury Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

■	The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Treasury Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Treasury Series’ returns to lag behind those of similar money market funds.

A Detailed Look at the Treasury Series    |    19

A Detailed Look at the

Tax-Free Series

Objective

The Tax-Free Series seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity by investing in high quality short-term municipal securities.

While Investment Company Capital Corp. (‘ICCC’ or the ‘Advisor’) gives priority to earning tax-free income and maintaining the value of the Tax-Free Series’ principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Tax-Free Series seeks tax exempt current income by investing in high quality municipal securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy. The Tax-Free Series follows two policies designed to maintain a stable share price:

■	Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

■	The Tax-Free Series buys municipal securities and other debt obligations that at the time of purchase:

–	have received one of the two highest ratings from Moody’s Investors Service, Inc., the Standard & Poor’s, a division of the McGraw Hill Companies, Inc., or Fitch, Inc.: or

–	are unrated, but are determined to be of similar quality by the Advisor.

20    |    A Detailed Look at the Tax-Free Series

Principal Investments

While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from regular federal income tax, the Advisor expects that 100% of the Tax-Free Series will be so invested. The Tax-Free Series invests in high quality, short-term, dollar-denominated municipal securities. The Tax-Free Series’ investments may include:

■	Municipal notes and short-term municipal bonds.

■	Variable rate demand notes.

■	Tax-exempt commercial paper.

■	The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series may invest only in non-affiliated money market mutual funds that maintain an ‘AAA’ rating by a nationally recognized statistical ratings organization.

The Tax-Free Series may invest up to 25% of its net assets in municipal trust receipts or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities.

The Advisor limits exposure to any one issuer.

A Detailed Look at the Tax-Free Series    |    21

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor’s approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Tax-Free Series adheres to the following practices:

■	The Advisor limits the average maturity of the securities held by the Tax-Free Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

■	The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Tax-Free Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Tax-Free Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Tax-Free Series’ returns to lag behind those of similar money market funds.

22    |    A Detailed Look at the Tax-Free Series

Special Tax Features. Political or legal actions could change the tax-exempt status of the fund’s dividend. Also, to the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be subject to regular federal income taxation.

Municipal Trust Receipts Risk. The Tax Free Series’ investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

A Detailed Look at the Tax-Free Series    |    23

Information Concerning All Series

Management of the Fund

Board of Directors. The Board of Directors supervises all of the Fund’s activities on behalf of the Fund’s shareholders.

Investment Advisor. Under the supervision of the Board of Directors, Investment Company Capital Corp., with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to each Series of the Fund. As investment advisor, ICCC makes each Series’ investment decisions. It buys and sells securities for each Series and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC. ICCC received from the Fund a fee equal to 0.26% of the Prime Series’ average daily net assets, 0.19% of the Treasury Series’ average daily net assets (net of fee waivers)1 and 0.27% of the Tax-Free Series’ average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of June 30, 2003, managed approximately $6.2 billion in assets.

ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

[1]	During the fiscal year ended March 31, 2003, the Advisor agreed to reduce its advisory fee by 0.05% for the Treasury Series.

24    |    Information Concerning All Series

Calculating the Fund’s Share Price

We calculate the price of the Fund’s shares (also known as the ‘net asset value’ or ‘NAV’) on each day the Fund is open as of 11:00 am Eastern Time for the Treasury Series, as of 12:00 pm Eastern Time for the Tax-Free Series and as of 4:00 pm Eastern Time for the Prime Series.

You can find the Fund’s daily share price in the mutual fund listings of most major newspapers.

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the bond markets close early, the Fund may also close early. You may call 1-800-730-1313 for additional information about whether the Fund will close early before a particular holiday. On days the Fund closes early:

■	All orders received prior to the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Redemption orders received after the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Purchase orders received after the Fund’s close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys and rounds the per share net asset value to the nearest whole cent. This method writes down the premium—or

The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans’ Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Funds will calculate their net asset values at the time of closing. The Funds may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the ‘Fed wire’ is open, the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is adequate liquidity.

Information Concerning All Series    |    25

marks up the discount—at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund’s net asset value will normally be $1.00 per share. There can be no assurance, however, that this will always be the case.

Dividends and Distributions

Normally, the Fund’s policy is to declare dividends from its net income daily and pay the dividends to shareholders monthly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. You will not receive any dividends declared on the day you sell your shares.

The Fund may also pay dividends at other times if necessary for the Fund to avoid federal income or excise tax. All dividends are automatically invested in shares of the Series you own, unless you elect to receive them in cash. To make this election, notify your securities dealer or your service agent at least five days before the date on which the next dividend or distribution will be paid.

Tax Considerations

The following summary is based on current tax laws that may change possibly with retroactive effect. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you generally pay federal, state and local taxes at ordinary income rates on the income dividends distributed by each series. Your taxes will vary from year to year, based on the amount of dividends paid out by each series. Every year the Fund will send you information on the tax status of dividends paid by each series the previous year. You may owe the taxes whether you receive cash or choose to have dividends reinvested.

The Prime and Treasury Series each expect that their distributions of income will be taxed at ordinary income rates.

The Tax-Free Series intends to generate and pay to shareholders income that is exempt from regular federal income tax. The Tax-Free Series may, however, invest a portion of its assets in securities that generate income that is not exempt from regular federal income

26    |    Information Concerning All Series

tax or federal alternative minimum tax. Distributions of such income are taxable to you as ordinary income.

Distributions from each series may also be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the US government, subject to certain restrictions.

Because each series expects to maintain a $1.00 net asset value per share, you should not expect to have any gain or loss on the sale of the shares of the Fund.

By law, each series must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certification required by the IRS, or if the IRS instructs the series to do so.

Distribution and shareholder servicing plans

The Fund has adopted plans under Rule 12b-1 that allow it to pay your securities dealer or service agent distribution and other fees for the sale of its shares and for shareholder services. The Prime, Treasury and Tax-Free Shares each pay a distribution fee equal to 0.25% annually of average daily net assets. Because these fees are paid out of the shares’ net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund has adopted a shareholder service plan for the Prime, Treasury and Tax-Free Shares. Under the terms of each shareholder service plan, the Fund will pay the Distributor an annual service fee of 0.07% of each of Prime, Treasury and Tax-Free Shares average daily net assets. The Distributor will use the service fee to pay third parties for services for which they are not otherwise being compensated under the applicable 12b-1 Plan.

Buying and Selling Fund Shares

To purchase shares

You may buy Fund shares through your securities dealer or through any financial institution authorized to act as a service agent. Contact them for details on how to enter and pay for your order.

Information Concerning All Series    |    27

Minimum account investments

Initial investment	$1,500

Subsequent investments in the same series	$100

The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment and Redemption Program. Your securities dealer or service agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the series you have selected and to redeem shares of the series you own to pay for securities purchases. Contact your securities dealer or service agent for details.

To redeem shares

You may redeem the Fund’s shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or service agent may require the following documents before redeeming your shares:

■	A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

■	A signature guarantee, if you are redeeming shares and you request that the check be mailed to an address other than the one on record. A signature guarantee is simply a certification of your signature—a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public and you must provide the original guarantee.

■	Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

28    |    Information Concerning All Series

Redemption price

The price you receive when you redeem shares will be the net asset value per share of the series you are redeeming.

Other redemption information

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares of the series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which series of the Fund you own. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or service agent. Canceled checks will not be returned to you.

If the amount of your check exceeds the value of the shares of all series you own, the check will be returned to the payee marked ‘non-sufficient funds.’ Checks written for amounts less than $500 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or service agent.

If you paid for your purchase of shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or service agent.

Information Concerning All Series    |    29

Important information about buying and selling shares

■	The Fund will not accept new accounts with a non-US address.

■	You may buy and sell shares of the Fund through securities dealers and authorized service agents. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by your securities dealer or service agent.

■	The Fund cannot accept cash, money orders, starter checks, third-party checks or checks issued by credit card companies, internet-based companies, or checks drawn on foreign banks.

■	Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

■	If you redeem sufficient shares to reduce your investment in a series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days’ notice.

■	The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares ‘in-kind,’ which means that the Fund may give you a portion of your redemption in portfolio securities.

■	The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares; or 4) in the event of a closing of the Federal Reserve Board’s wire payment until a reasonable time after the system reopens.

■	Account Statements and Fund Reports: Generally, your securities dealer or service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. Your securities dealer or service agent will send you semi-annual and annual reports on the Fund’s overall performance, its holdings and its investing strategies.

30    |    Information Concerning All Series

Financial Highlights

The following tables provide a picture of the Prime, Treasury and Tax-Free shares financial performance for the past five fiscal years. The information selected reflects results for a single share of a series. The total returns in the tables represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling 1-800-730-1313.

Prime Sharesa

	For the Years Ended March 31,

	2003		2002		2001		2000		1999

Selected per share data

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	.0108		.0270		.0578		.0480		.0473

Less: Distributions from net investment income	(.0108)		(.0270)		(.0578)		(.0480)		(.0473)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	1.08		2.74		5.94		4.90		4.84

Ratios to average net assets and supplemental data

Net assets, end of period ($ in thousands)	2,879,2	53	4,320,7	64	5,735,7	81	5,772,6	16	3,727,9	90

Ratio of expenses (%)	.70		.67		.66		.66		.63

Ratio of net investment income (%)	1.10		2.76		5.77		4.86		4.71

[a]	Prior to July 31, 2003, the Prime Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Prime Shares.

Financial Highlights    |    31

Treasury Sharesb

	For the Years Ended March 31,

	2003		2002		2001		2000		1999

Selected per share data

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	.0098		.0250		.0539		.0431		.0427

Less: Distributions from net investment income	(.0098)		(.0250)		(.0539)		(.0431)		(.0427)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	.99	[a]	2.53	[a]	5.53	[a]	4.40	[a]	4.35

Ratios to average net assets and supplemental data

Net assets, end of period ($ in thousands)	390,9	82	745,6	38	866,5	08	790,4	43	816,7	00

Ratio of expenses before expense reductions (%)	.67		.64		.61		.66		.58

Ratio of expenses after expense reductions (%)	.62		.59		.56		.61		.58

Ratio of net investment income (%)	1.01		2.47		5.36		4.31		4.26

[a]	Total Return would have been lower had certain expenses not have been reduced.

[b]	Prior to July 31, 2003, the Treasury Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares.

32    |    Financial Highlights

Tax-Free Sharesa

	For the Years Ended March 31,
	2003		2002		2001		2000		1999

Selected per share data

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	.0074		.0168		.0333		.0276		.0277

Less: Distributions from net investment income	(.0074)		(.0168)		(.0333)		(.0276)		(.0277)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	.74		1.69		3.38		2.80		2.81

Ratios to average net assets and supplemental data

Net assets, end of period ($ in thousands)	699,9	83	1,006,6	13	1,701,9	40	1,664,3	70	1,047,3	91

Ratio of expenses (%)	.67		.65		.64		.65		.58

Ratio of net investment income (%)	.74		1.76		3.31		2.78		2.74

[a]	Prior to July 31, 2003, the Tax-Free Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares.

Financial Highlights    |    33

Notes

Notes

To Get More Information

Shareholder reports—These include commentary from the Fund’s management team about recent market conditions and the effects of the Fund’s strategies on its performance. They also have detailed performance figures, a list of everything the Fund owns, and its financial statements. Shareholders get these reports  automatically at least semi-annually.

Statement of Additional Information (SAI)—This tells you more about the Fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the Fund, call (800) 730-1313, or contact the Fund’s Service Center at the address listed below. These documents and other information about the Fund are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Fund, including the Fund’s SAI, at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be  obtained by calling (202) 942-8090.

Service Center

PO Box 219210

Kansas City, MO 64121-9210

(800) 730-1313

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

e-mail info@scudder.com

Tel (800) 621-1148

SEC

Public Reference Section

Washington, DC 20549-0102

www.sec.gov

(202) 942-8090

Cash Reserve Fund, Inc. (formerly, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.)	811–3196

Printed on recycled paper.    (07/31/03)  DBABCR-1-RET

Cash Reserve Fund

Institutional Shares

Prime Series

Treasury Series

Tax-Free Series

Prospectus

July 31, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Overview of the Fund

5	Prime Series

8	Treasury Series

11	Tax-Free Series

A Detailed Look at the Fund

14	Prime Series

18	Treasury Series

20	Tax-Free Series

Information Concerning All Series

24	Management of the Fund

25	Calculating the Fund’s Share Price

26	Dividends and Distributions

26	Tax Considerations

27	Buying and Selling Fund Shares

35	Financial Highlights

	Prime	Treasury	Tax-Free
fund number	311	300	306

Cash Reserve Fund — Institutional Shares

Overview of the Fund

Goal: Each Series of the Fund seeks as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.

Core Strategy:

■	The Prime Series invests in high quality, short-term money market instruments.
■	The Treasury Series invests in short-term securities issued by the US Treasury.
■	The Tax-Free Series invests in high quality, short-term municipal securities.

Institutional Shares of each series may be purchased only by eligible institutions.

Cash Reserve Fund — Institutional Shares    |    3

Investment Policies and Strategies: The Prime Series seeks to achieve its objective by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Prime Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

The Treasury Series seeks to achieve its objective by investing in US Treasury Securities, maintaining an average maturity of 90 days or less. The Treasury Series attempts to maintain a stable price of $1.00 per share by investing in securities that have remaining maturities of 397 days or less.

The Tax-Free Series seeks to achieve its objective by investing in high quality municipal securities, maintaining an average maturity of 90 days or less. The Tax-Free Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

4    |    Cash Reserve Fund — Institutional Shares

Principal Risks of Investing in the  Prime Series

Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Prime Series. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Prime Series’ portfolio to decline in value. The Prime Series’ yield can be expected to decline during periods of falling interest rates.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of that issuer’s securities in the Prime Series’ portfolio to decline.

■	Securities held by the Prime Series could perform poorly.

Who Should Consider Investing in the  Prime Series

You should consider investing in the Prime Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Prime Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Prime Series by itself does not constitute a balanced investment program.

An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Prime Series.

Prime Series    |    5

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Prime Institutional Shares by showing changes in the Prime Institutional Shares’ performance from year to year. The bar chart shows the Prime Institutional Shares’ actual total return for each full calendar year for the past ten years. The table shows the Prime Institutional Shares’ average annual total return over the last calendar year, last five years and last ten years.

As of December 31, 2002, the Prime Institutional Shares’ 7-day yield was 1.26%. To learn the current 7-day yield, call 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is an SEC-mandated calculation of the income generated by the Prime Institutional Shares over a seven-day period. This amount is then annualized, which means that you assume the Prime Institutional Shares generate the same income every week for a year. The ‘total return’ of the Prime Institutional Shares is the change in the value of an investment in the Prime Institutional Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Prime Institutional Shares over a given period.

Prime Institutional Shares

Year-by-Year Returns (each full calendar year for the past ten years)

For the period from December 31, 2002 through June 30, 2003, the total return for the Prime Institutional Shares was 0.52%. For the ten-year period shown in the bar chart, the Prime Institutional Shares’ highest return in any calendar quarter was 1.61% (third quarter 2000) and its lowest quarterly return was 0.35% (fourth quarter 2002). Past performance offers no indication of how the Prime Institutional Shares will perform in the future.

Performance for Periods Ended December 31, 2002[1]
Average Annual Total Returns

	1 Year	5 Years	10 Years

Prime Institutional Shares	1.58%	4.42%	4.54%

[1]	These figures assume the reinvestment of dividends and capital gains distributions.

6    |    Prime Series

Annual Fund Operating Expenses

(expenses deducted from Prime Institutional Shares’ assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold Prime Institutional Shares.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Prime Institutional Shares. The numbers assume that the Prime Institutional Shares earned an annual return of 5% over the periods shown, that the Prime Institutional Shares’ operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Prime Institutional Shares’ expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

Percentage of Average Daily Net Assets

Management Fee	0.26%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.12%

Total Fund Operating Expenses	0.38%

Expense Example

1 Year	3 Years	5 Years	10 Years

$39	$122	$213	$480

Prime Series    |    7

Principal Risks of Investing in the Treasury Series

Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Treasury Series. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Treasury Series’ portfolio to decline in value. The yield on US Treasury securities is generally less than the yields on other taxable investments because Treasury securities are generally viewed as involving minimal credit risk as compared to other taxable investments. The Treasury Series’ yield can be expected to decline during periods of falling interest rates.

■	Securities held by the Treasury Series could perform poorly.

Who Should Consider Investing in the Treasury Series

You should consider investing in the Treasury Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Treasury Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Treasury Series by itself does not constitute a balanced investment program.

An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Treasury Series.

8    |    Treasury Series

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Treasury Institutional Shares by showing changes in the Treasury Institutional Shares’ performance from year to year. The bar chart shows the Treasury Institutional Shares’ actual total return for each full calendar year for the past ten years. The table shows the Treasury Institutional Shares’ average annual total return over the last calendar year, last five years and last ten years.

As of December 31, 2002, the Treasury Institutional Shares’ 7-day yield was 0.99%. To learn the current 7-day yield, call 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is an SEC-mandated calculation of the income generated by the Treasury Institutional Shares over a seven-day period. This amount is then annualized, which means that you assume the Treasury Institutional Shares generate the same income every week for a year. The ‘total return’ of the Treasury Institutional Shares is the change in the value of an investment in the Treasury Institutional Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Treasury Institutional Shares over a given period.

Treasury Institutional Shares

Year-by-Year Returns (each full calendar year for the past ten years)

For the period from December 31, 2002 through June 30, 2003, the total return for the Treasury Institutional Shares was 0.46%. For the ten-year period shown in the bar chart, the Treasury Institutional Shares’ highest return in any calendar quarter was 1.53% (fourth quarter 2000) and its lowest quarterly return was 0.32% (fourth quarter 2002). Past performance offers no indication of how the Treasury Institutional Shares will perform in the future.

Performance for Periods Ended December 31, 2002[1]

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Institutional Shares	1.46%	4.07%	4.24%

[1]	These figures assume the reinvestment of dividends and capital gains distributions.

Treasury Series    |    9

Annual Fund Operating Expenses

(expenses deducted from Treasury Institutional Shares’ assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold Treasury Institutional Shares.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Treasury Institutional Shares. The numbers assume that the Treasury Institutional Shares earned an annual return of 5% over the periods shown, that the Treasury Institutional Shares’ operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Treasury Institutional Shares’ expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

Percentage of Average Daily Net Assets

Management Fee	0.24%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.11%

Total Fund Operating Expenses	0.35%

Expense Example

1 Year	3 Years	5 Years	10 Years

$36	$113	$197	$443

10    |    Treasury Series

Principal Risks of Investing in the Tax-Free Series

Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Tax-Free Series. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Tax-Free Series’ portfolio to decline in value. The Tax-Free Series’ yield can be expected to decline during periods of falling interest rates.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of that issuer’s securities in the Tax-Free Series’ portfolio to decline.

■	Securities held by the Tax-Free Series could perform poorly.

Who Should Consider Investing in the Tax-Free Series

You should consider investing in the Tax-Free Series if you are seeking tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Tax-Free Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Tax-Free Series by itself does not constitute a balanced investment program.

An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Series.

Tax-Free Series    |    11

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Tax-Free Institutional Shares by showing changes in the Tax-Free Institutional Shares’ performance from year to year. The bar chart shows the Tax-Free Institutional Shares’ actual total return for each full calendar year since it began selling shares. The table shows the Tax-Free Institutional Shares’ average annual total return over the last calendar year, last five years and since inception.

As of December 31, 2002, the Tax-Free Institutional Shares’ 7-day yield was 1.28% and the Tax-Free Institutional Shares’ 7-day taxable equivalent yield was 2.08%. To learn the current 7-day yield, call 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is an SEC-mandated calculation of the income generated by the Tax-Free Institutional Shares over a seven-day period. This amount is then annualized, which means that you assume the Tax-Free Institutional Shares generate the same income every week for a year. The 7-day taxable equivalent yield is the before-tax yield that would need to be earned from a taxable investment to equal the 7-day yield. The SEC-mandated taxable equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable federal income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The ‘total return’ of the Tax-Free Institutional Shares is the change in the value of an investment in the Tax-Free Institutional Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Tax-Free Institutional Shares over a given period.

Tax-Free Institutional Shares

Year-by-Year Returns (each full calendar year since inception)

For the period from December 31, 2002 through June 30, 2003, the total return for the Tax-Free Institutional Shares was 0.41%. For the period shown in the bar chart, the Tax-Free Institutional Shares’ highest return in any calendar quarter was 0.98% (fourth quarter 2000) and its lowest quarterly return was 0.27% (third quarter 2002). Past performance offers no indication of how the Tax-Free Institutional Shares will perform in the future.

Performance for Periods Ended December 31, 2002[1]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 2, 1997)

Tax-Free Institutional Shares	1.17%	2.70%	2.78%

[1]	These figures assume the reinvestment of dividends and capital gains distributions.

12    |    Tax-Free Series

Annual Fund Operating Expenses

(expenses deducted from Tax-Free Institutional Shares’ assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold Tax-Free Institutional Shares.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Tax-Free Institutional Shares. The numbers assume that the Tax-Free Institutional Shares earned an annual return of 5% over the periods shown, that the Tax-Free Institutional Shares’ operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Tax-Free Institutional Shares’ expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

Percentage of Average Daily Net Assets

Management Fee	0.27%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.08%

Total Fund Operating Expenses	0.35%

Expense Example

1 Year	3 Years	5 Years	10 Years

$36	$113	$197	$443

Tax-Free Series    |    13

A Detailed Look at the Prime Series

Objective

The Prime Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. (‘ICCC’ or the ‘Advisor’) gives priority to earning income and maintaining the value of the Prime Series’ principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Prime Series seeks current income by investing in high quality money market securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy. The Prime Series follows two policies designed to maintain a stable share price:

■	Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

■	The Prime Series buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received one of the two highest ratings from Moody’s Investors Service, Inc., the Standard & Poor’s, a division of the McGraw Hill Companies, Inc., or Fitch, Inc.; or

–	are unrated, but are determined to be of similar quality by the Advisor.

14    |    A Detailed Look at the Prime Series

Principal Investments

The Prime Series may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. The Prime Series’ investments may include:

■	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, bankers’ acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

■	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

■	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

■	The Prime Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain an ‘AAA’ rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

A Detailed Look at the Prime Series    |    15

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor’s approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Prime Series adheres to the following practices:

■	The Advisor limits the average maturity of the securities held by the Prime Series to 90 days or less. Generally, rates of short-term investments fluctuate less than those of longer-term bonds.

■	The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than those of longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Prime Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Prime Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Prime Series’ returns to lag behind those of similar money market funds.

16    |    A Detailed Look at the Prime Series

Repurchase Agreement Risk. A repurchase agreement exposes the Prime Series to the risk that the counterparty may default on its obligation to repurchase the securities. In this circumstance, the Prime Series can lose money because:

■	it might not be able to sell the securities at the agreed-upon time and price; or

■	the securities could lose value before they can be sold.

The Prime Series seeks to reduce this risk by monitoring the creditworthiness of the counterparties. The Prime Series also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Prime Series may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Prime Series’ income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

A Detailed Look at the Prime Series     |    17

A Detailed Look at the  Treasury Series

Objective

The Treasury Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in securities issued by the US Treasury.

While Investment Company Capital Corp. (‘ICCC’ or the ‘Advisor’) gives priority to earning income and maintaining the value of the Treasury Series’ principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Treasury Series seeks current income by investing in US Treasury securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy. The Treasury Series follows this policy designed to maintain a stable share price:

■	Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

Principal Investments

While the Treasury Series may invest, to a limited extent, in repurchase agreements, the Advisor expects that 100% of the Treasury Series will be invested in US Treasury securities. The Treasury Series’ investments may include:

■	US Treasury obligations.

■	US government securities that are issued or guaranteed by the US Treasury.

18    |    A Detailed Look at the Treasury Series

■	The Treasury Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series may invest only in non-affiliated money market mutual funds that maintain an ‘AAA’ rating by a nationally recognized statistical ratings organization.

Risks

Below are set forth some of the prominent risks associated with money market mutual funds, and the Advisor’s approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Treasury Series adheres to the following practices:

■	The Advisor limits the average maturity of the securities held by the Treasury Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

■	The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Treasury Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Treasury Series’ returns to lag behind those of similar money market funds.

A Detailed Look at the Treasury Series    |    19

A Detailed Look at the  Tax-Free Series

Objective

The Tax-Free Series seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity by investing in high quality short-term municipal securities.

While Investment Company Capital Corp. (‘ICCC’ or the ‘Advisor’) gives priority to earning tax-free income and maintaining the value of the Tax-Free Series’ principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Tax-Free Series seeks tax exempt current income by investing in high quality municipal securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy. The Tax-Free Series follows two policies designed to maintain a stable share price:

■	Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

■	The Tax-Free Series buys municipal securities and other debt obligations that at the time of purchase:

–	have received one of the two highest ratings from Moody’s Investors Service, Inc., the Standard & Poor’s, a division of the McGraw-Hill Companies, Inc., or Fitch, Inc.; or

–	are unrated, but are determined to be of similar quality by the Advisor.

20    |    A Detailed Look at the Tax-Free Series

Principal Investments

While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from regular federal income tax, the Advisor expects that 100% of the Tax-Free Series will be so invested. The Tax-Free Series invests in high quality, short-term, dollar-denominated municipal securities. The Tax-Free Series’ investments may include:

■	Municipal notes and short-term municipal bonds.

■	Variable rate demand notes.

■	Tax-exempt commercial paper.

■	The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series may invest only in non-affiliated money market mutual funds that maintain an ‘AAA’ rating by a nationally recognized statistical ratings organization.

The Tax-Free Series may invest up to 25% of its net assets in municipal trust receipts or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities.

The Advisor limits exposure to any one issuer.

A Detailed Look at the Tax-Free Series    |    21

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor’s approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Tax-Free Series adheres to the following practices:

■	The Advisor limits the average maturity of the securities held by the Tax-Free Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

■	The Advisor primarily buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Tax-Free Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Tax-Free Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Tax-Free Series’ returns to lag behind those of similar money market funds.

Special Tax Features. Political or legal actions could change the tax-exempt status of the fund’s dividends. Also, to the extent that the

22    |    A Detailed Look at the Tax-Free Series

Tax-Free Series invests in taxable securities, a portion of its income would be subject to regular federal income taxation.

Municipal Trust Receipts Risk. The Tax Free Series’ investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

A Detailed Look at the Tax-Free Series    |    23

Information Concerning All Series

Management of the Fund

Board of Directors. The Board of Directors supervises all of the Fund’s activities on behalf of the Fund’s shareholders.

Investment Advisor. Under the supervision of the Board of Directors, Investment Company Capital Corp., with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to each series of the Fund. As investment advisor, ICCC makes each series’ investment decisions. It buys and sells securities for each series and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC. ICCC received from the Fund a fee equal to 0.26% of the Prime Series’ average daily net assets, 0.19% of the Treasury Series’ average daily net assets (net of fee waivers)1 and 0.27% of the Tax-Free Series’ average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any series to preserve or enhance the performance of the series. ICCC may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of June 30, 2003, managed approximately $6.2 billion in assets.

ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

[1]	During the fiscal year ended March 31,2003, the Advisor agreed to reduce its advisory fee by 0.05% for the Treasury Series.

24    |    Information Concerning All Series

Calculating the Fund’s Share Price

We calculate the price of the Fund’s shares (also known as the ‘net asset value’ or ‘NAV’) on each day the Fund is open as of 11:00 am Eastern Time for the Treasury Series, as of 12:00 pm Eastern Time for the Tax-Free Series and as of 4:00 pm Eastern Time for the Prime Series.

You can find the Fund’s daily share price in the mutual fund listings of most major newspapers.

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the bond markets close early, the Fund may also close early. You may call 1-800-730-1313 for additional information about whether the Fund will close early before a particular holiday. On days the Fund closes early:

■	All orders received prior to the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Redemption orders received after the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Purchase orders received after the Fund’s close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys and rounds the per share net asset value to the nearest whole cent. This method writes down the premium—or marks up the discount—at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund’s net asset value will normally be $1.00 per share. There can be no assurance, however, that this will always be the case.

The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May),

Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans’ Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Funds will calculate their net asset values at the time of closing. The Funds may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the ‘Fed wire’ is open, the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is adequate liquidity.

Information Concerning All Series    |    25

Divid ends and Distributions

Normally, the Fund’s policy is to declare dividends from its net income daily and pay the dividends to shareholders monthly. The

Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. You will not receive any dividends declared on the day you sell your shares.

The Fund may also pay dividends at other times if necessary for the Fund to avoid federal income or excise tax. All dividends are automatically invested in shares of the Series you own, unless you elect to receive them in cash. To make this election, notify your securities dealer or your service agent at least five days before the date on which the next dividend or distribution will be paid.

Tax C onsiderations

The following summary is based on current tax laws that may change possibly with retroactive effect. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you generally pay federal, state and local taxes at ordinary income rates on the income dividends distributed by each series. Your taxes will vary from year to year, based on the amount of dividends paid out by each series. Every year the Fund will send you information on the tax status of dividends paid by each series the previous year. You may owe the taxes whether you receive cash or choose to have dividends reinvested.

The Prime and Treasury Series each expect that their distributions of income will be taxed at ordinary income rates.

The Tax-Free Series intends to generate and pay to shareholders income that is exempt from regular federal income tax. The Tax-Free Series may, however, invest a portion of its assets in securities that generate income that is not exempt from regular federal income tax or federal alternative minimum tax. Distributions of such income are taxable to you as ordinary income.

26    |    Information Concerning All Series

Distributions from each series may also be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the US government, subject to certain restrictions.

Because each series expects to maintain a $1.00 net asset value per share, you should not expect to have any gain or loss on the sale of the shares of the Fund.

By law, each series must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certification required by the IRS, or if the IRS instructs the series to do so.

Buying and Selling Fund Shares

How to contact the Fund’s Service Center:

By Phone:	(800) 730-1313

First Investments By Mail:	Deutsche Asset Management c/o Scudder Investments P.O. Box 219356 Kansas City, MO 64121-9356

Additional Investment By Mail:	Deutsche Asset Management c/o Scudder Investments P.O. Box 219154 Kansas City, MO 64121-9154

By Express Registered or Certified Mail:	Deutsche Asset Management c/o Scudder Investments 811 Main Street Kansas City, MO 64105-2005

Our representatives are available to assist you personally Monday through Friday, 8:30 a.m. to 6:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center’s automated assistance line 24 hours a day, 7 days a week.

Information Concerning All Series    |    27

Minimum account investments

Initial Investment	$1 million

Subsequent investments in the same series	No minimum

The Fund and its service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the Fund may be offered to directors and trustees, of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.

How to open your Fund account:

By Mail:	Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the Fund you have selected to the Service Center. The addresses are shown under ‘How to Contact the Fund’s Service Center’.

By Wire:	Call the Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your service agent, or by calling the Service Center at 1-800-730-1313.

Two ways to buy and sell shares in your account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Service Center. The addresses are shown in this section under ‘How to Contact the Fund’s Service Center.’ Be sure to include the Fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks, or third-party checks, checks issued by credit card companies, internet based companies, checks drawn on foreign banks or money orders. If you

28    |    Information Concerning All Series

are investing in more than one fund, make your check payable to ‘Deutsche Asset Management’ and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. The Prime Institutional Shares Fund number is 311, the Treasury Institutional Shares Fund number is 300, and the Tax-Free Institutional Shares Fund number is 306.

Selling: Send a signed letter to the Service Center with your name, your Fund number and account number, the Fund’s name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 by 11:00 a.m. Eastern time for the Treasury Series, 12:00 p.m. Eastern time for the Tax-Free Series, and 4:00 p.m. Eastern time for the Prime Series to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

Routing No:	021001033

Attn:	Deutsche Asset Management Funds

DDA No:	00-226-296

FBO:	(Account name) (Account number)

Credit:	Cash Reserve Prime Institutional — 311 Cash Reserve Treasury Institutional — 300 Cash Reserve Tax-Free Institutional — 306

Information Concerning All Series    |    29

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313 prior to 11:00 a.m. Eastern time for the Treasury Series, as of 12:00 p.m. Eastern time for the Tax-Free Series, and as of 4:00 p.m. Eastern time for the Prime Series. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. We must receive your order by 11:00 a.m. Eastern time for the Treasury Series, as of 12:00 p.m. Eastern time for the Tax Free Series, and as of 4:00 p.m. Eastern time for the Prime Series to wire to your account the same business day. Wire transfers may be restricted on holidays and at certain other times.

Important information about buying and  selling shares

■	The Fund will not accept new accounts with a non-US address.

■	You may buy and sell shares of a Fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the Fund. Your service agent may charge a fee for buying and selling shares for you.

■	You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a Fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

■	If we receive your purchase order before 11:00 a.m. Eastern time for the Treasury Series, 12:00 p.m. Eastern time for the Tax-

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Free Series, and 4:00 p.m. Eastern time for the Prime Series (or earlier, if the Fund closes early) you will receive the dividends declared on that day. If we receive it after 11:00 a.m. Eastern time for the Treasury Series, 12:00 p.m. Eastern time for the Tax-Free Series, and 4:00 p.m. Eastern time for the Prime Series you will not.

■	You will not receive the dividends declared on the day you sell your shares.

■	After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

■	The Fund accepts payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, money orders, third-party checks, or checks issued by credit card companies, Internet-based companies or checks drawn on foreign banks.

■	The payment of redemption proceeds (including exchanges) for shares of a Fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

■	Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven calendar days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

■	We reserve the right to close your account and send you the proceeds if your balance falls below the Fund’s minimum account balance; we will give you 60 days’ notice so you can either increase your balance or close your account (these policies don’t apply to investors with $100,000 or more in Deutsche fund shares or in any case where a fall in share price created the low balance).

■

When you want to send sale proceeds to a third party or to a new address, you will usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t

Information Concerning All Series     |    31

need a signature guarantee for an exchange, although we may require one in certain other circumstances. A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can’t get a signature guarantee from a notary public and we must be provided the original guarantee.

■	We reserve the right to pay you for shares you sell by ‘redeeming in kind,’ that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the Fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the Fund’s net assets, whichever is less.

■	We do not issue share certificates.

■	Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

■	During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

■	The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists that prohibits the Fund from disposing of their portfolio securities or pricing its shares; or 4) in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens.

■	Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual report on your fund’s overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management mutual funds.

32    |    Information Concerning All Series

When you exchange shares, you are selling shares in one fund to purchase shares in another. Exchanges are a shareholder privilege, not a right: we may reject any exchange order. We may also reject or limit purchase orders, for these or other reasons. Before buying shares through an exchange, you should be sure to obtain a copy of that fund’s prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

■	The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

■	You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

■	If you are maintaining a taxable account, you may have to pay taxes on the exchange.

■	Your exchange must meet the minimum investment amount for the class of shares being purchased.

■	The accounts between which you exchange must be the same share class.

Special shareholder services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

■	Regular Investments: You can make regular investments automatically from your checking account. You will need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum.

■	Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $50, and the account must have a balance of at least $10,000 to qualify. You will need to make sure your bank has ACH services. Transactions take two to three days to be completed and there is a $50 minimum.

Information Concerning All Series     |    33

■	Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

34    |    Information Concerning All Series

Financial Highlights

The following tables provide a picture of the Prime, Treasury and Tax-Free Institutional Shares financial performance for the past five fiscal years. The information selected reflects results for a single share of a series. The total returns in the tables represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling 1-800-730-1313.

Prime Institutional Sharesa

	For the Years Ended March 31,
	2003		2002		2001		2000		1999

Selected per share data

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	.0140		.0302		.0610		.0511		.0499

Less: Distributions from net investment income	(.0140)		(.0302)		(.0610)		(.0511)		(.0499)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	1.40		3.06		6.28		5.24		5.11

Ratios to average net assets and supplemental data

Net assets, end of period ($ in thousands)	544,14	6	750,11	0	671,53	9	637,76	7	388,44	7

Ratios of expenses (%)	.38		.36		.34		.34		.36

Ratio of net investment income (%)	1.42		3.01		6.01		5.18		4.98

[a]	Prior to July 31, 2003, the Prime Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Institutional Prime Shares.

Financial Highlights    |    35

Treasury Institutional Sharesb

	For the Years Ended March 31,
	2003		2002		2001		2000		1999

Selected per share data

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	.0130		.0281		.0571		.0462		.0453

Less: Distributions from net investment income	(.0130)		(.0281)		(.0571)		(.0462)		(.0453)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	1.31	[a]	2.85	[a]	5.86	[a]	4.72	[a]	4.63

Ratios to average net assets and supplemental data

Net assets, end of period ($ in thousands)	139,46	0	199,93	2	137,52	0	98,66	8	122,56	3

Ratio of expenses before expense reductions (%)	.35		.33		.31		.34		.33

Ratio of expenses after expense reductions (%)	.30		.28		.26		.29		.33

Ratio of net investment income (%)	1.33		2.71		5.66		4.62		4.54

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Prior to July 31, 2003, the Treasury Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares.

36    |    Financial Highlights

Tax-Free Institutional Sharesa

	For the Years Ended March 31,

	2003		2002		2001		2000		1999

Selected per share data

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	.0107		.0200		.0363		.0306		.0303

Less: Distributions from net investment income	(.0107)		(.0200)		(.0363)		(.0306)		(.0303)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	1.07		2.01		3.69		3.10		3.07

Ratios to average net assets and supplemental data

Net assets, end of period ($ in thousands)	198,14	8	168,13	7	173,95	6	117,44	6	84,60	0

Ratio of expenses (%)	.35		.33		.34		.35		.33

Ratio of net investment income (%)	1.06		1.98		3.62		3.09		3.03

[a]	Prior to July 31, 2003, the Tax-Free Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares.

Financial Highlights    |    37

Notes

Notes

To Get More Information

Shareholder reports—These include commentary from the Fund’s management team about recent market conditions and the effects of the Fund’s strategies on its performance. They also have detailed performance figures, a list of everything the Fund owns, and its financial statements. Shareholders get these reports automatically at least semi-annually.

Statement of Additional Information (SAI)—This tells you more about the Fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the Fund, call (800) 730-1313, or contact the Fund’s Service Center at the address listed below. These documents and other information about the Fund are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Fund, including the Fund’s SAI, at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 942-8090.

Service Center

PO Box 219210

Kansas City, MO 64121-9210

(800) 730-1313

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

e-mail info@scudder.com

Tel (800) 621-1148

SEC

Public Reference Section

Washington, DC 20549-0102

www.sec.gov

(202) 942-8090

Cash Reserve Fund, Inc.	811–3196
(formerly, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.)

Printed on recycled paper.    (07/31/03) DBABCR-1-IN

Quality Cash Reserve

Prime Shares

Prospectus

July 31, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Overview of the Fund

3	Goal

3	Core Strategy

3	Investment Policies and Strategies

4	Principal Risks of Investing in the Fund

4	Who Should Consider Investing in the Fund

5	Total Returns, After Fees and Expenses

6	Annual Fund Operating Expenses

A Detailed Look at the Fund

7	Objective

7	Strategy

8	Principal Investments

9	Risks

10	Management of the Fund

11	Calculating the Fund’s Share Price

12	Dividends and Distributions

12	Tax Considerations

14	Buying and Selling Fund Shares

17	Financial Highlights

ticker symbol	ABQXX
fund number	206

Quality Cash Reserve Prime Shares

Overview of the Fund

Goal: The Prime Series (the ‘Fund’) seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Core Strategy: The Fund invests in high quality, short-term money market instruments.

Investment Policies and Strategies: The Fund seeks to achieve its objective by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Fund attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

Quality Cash Reserve Prime Shares    |    3

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Fund. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Fund’s portfolio to decline in value. The Fund’s yield can be expected to decline during periods of falling interest rates.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of that issuer’s securities in the Fund’s portfolio to decline.

■	Securities held by the Fund could perform poorly.

Who Should Consider Investing in the Fund

You should consider investing in the Fund if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

Quality Cash Reserve Prime Shares may be purchased exclusively through securities dealers that provide certain shareholder services.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

4    |    Quality Cash Reserve Prime Shares

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Quality Cash Reserve Prime Shares by showing changes in the Quality Cash Reserve Prime Shares’ performance from year to year. The bar chart shows the Quality Cash Reserve Prime Shares’ actual total return for each full calendar year for the past ten years. The table shows the Quality Cash Reserve Prime Shares’ average annual total return over the last calendar year, last five years and last ten years.

As of December 31, 2002, the Quality Cash Reserve Prime Shares’ 7-day yield was 0.66%. To learn the current 7-day yield, call 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is an SEC-mandated calculation of the income generated by the Fund over a seven-day period. This amount is then annualized, which means that you assume the Fund generates the same income every week for a year. The ‘total return’ of the Fund is the change in the value of an investment in the Fund over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Fund over a given period.

Quality Cash Reserve Prime Shares

Year-by-Year Returns (each full calendar year for the past ten years)

For the period from December 31, 2002 through June 30, 2003, the total return for the Quality Cash Reserve Prime Shares was 0.24%. For the ten-year period shown in the bar chart, the Quality Cash Reserve Prime Shares’ highest return in any calendar quarter was 1.45% (fourth quarter 2000) and its lowest quarterly return was 0.19% (fourth quarter 2002). Past performance offers no indication of how the Quality Cash Reserve Prime Shares will perform in the future.

Performance for Periods Ended December 31, 2002[1]

Average Annual Total Returns

	1 Year	5 Years	10 Years

Quality Cash Reserve Prime Shares	0.97%	3.79%	3.90%

[1]	These figures assume the reinvestment of dividends and capital gains distributions.

Quality Cash Reserve Prime Shares    |    5

Annual Fund Operating Expenses

(expenses deducted from Quality Cash Reserve Prime Shares’ assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold Quality Cash Reserve Prime Shares.

Expense Example. The example illustrates the expenses you would have incurred on a $10,000 investment in the Quality Cash Reserve Prime Shares. The numbers assume that the Quality Cash Reserve Prime Shares earned an annual return of 5% over the periods shown, that the Quality Cash Reserve Prime Shares’ operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Quality Cash Reserve Prime Shares’ expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

Percentage of Average Daily Net Assets

Management Fee	0.26%

Distribution and Service (12b-1) Fees	0.60%

Other Expenses	0.12%

Total Fund Operating Expenses	0.98%

Expense Example

1 Year	3 Years	5 Years	10 Years

$100	$312	$542	$1,201

6    |    Quality Cash Reserve Prime Shares

A Detailed Look at the Fund

Objective

The Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. (‘ICCC’ or the ‘Advisor’) gives priority to earning income and maintaining the value of the Fund’s principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Fund seeks current income by investing in high quality money market securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the Fund’s average maturity in response to its outlook for interest rates and the economy. The Fund follows two policies designed to maintain a stable share price:

■	Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

■	The Fund buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received one of the two highest ratings from Moody’s Investors Service, Inc., the Standard & Poor’s, a division of The McGraw Hill Companies, Inc., or Fitch, Inc.; or

–	are unrated, but are determined to be of similar quality by the Advisor.

Quality Cash Reserve Prime Shares    |    7

Principal Investments

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These investments may include:

■	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, bankers’ acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

■	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

■	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

■	The Fund may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Fund. The Fund may invest only in non-affiliated money market mutual funds that maintain an ‘AAA’ rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

8    |    Quality Cash Reserve Prime Shares

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor’s approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

■	The Advisor limits the average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than those of longer-term bonds.

■	The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Fund’s returns to lag behind those of similar money market funds.

Quality Cash Reserve Prime Shares    |    9

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the counterparty may default on its obligation to repurchase the securities. In this circumstance, the Fund can lose money because:

■	it might not be able to sell the securities at the agreed-upon time and price; or

■	the securities could lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparties. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Management of the Fund

Board of Directors. The Board of Directors supervises all of the Fund’s activities on behalf of the Fund’s shareholders.

Investment Advisor. Under the supervision of the Board of Directors, Investment Company Capital Corp., with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to the Fund. As investment advisor, ICCC makes the Fund’s investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC. ICCC received from the Prime Series a fee equal to 0.26% of the Prime Series’ average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of

10    |    Quality Cash Reserve Prime Shares

its advisory fee with respect to the Fund to preserve or enhance its performance. ICCC may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of June 30, 2003, managed approximately $6.2 billion in assets.

ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Calculating the Fund’s Share Price

We calculate the price of the Fund’s shares (also known as the ‘net asset value’ or ‘NAV’) on each day the Fund is open as of 4:00 pm Eastern Time.

You can find the Fund’s daily share price in the mutual fund listings of most major newspapers.

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the bond markets close early, the Fund may also close early. You may call 1-800-730-1313 for additional

The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans’ Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

On days when the New York Stock Exchange closes early the Funds will calculate their net asset values at the time of closing. The Funds may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the ‘Fed wire’ is open, the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is adequate liquidity.

Quality Cash Reserve Prime Shares    |    11

information about whether the Fund will close early before a particular holiday. On days the Fund closes early:

■	All orders received prior to the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Redemption orders received after the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Purchase orders received after the Fund’s close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys and rounds the per share net asset value to the nearest whole cent. This method writes down the premium—or marks up the discount—at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund’s net asset value will normally be $1.00 per share. There can be no assurance, however, that this will always be the case.

Dividends and Distributions

Normally, the Fund’s policy is to declare dividends from its net income daily and pay the dividends to shareholders monthly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. You will not receive the dividends declared on the day you sell your shares.

The Fund may also pay dividends at other times if necessary for the Fund to avoid federal income or excise tax. All dividends are automatically invested in shares unless you elect to receive them in cash. To make this election, notify your securities dealer or your service agent at least five days before the date on which the next dividend or distribution will be paid.

Tax Considerations

The following summary is based on current tax laws that may change possibly with retroactive effect. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

12    |    Quality Cash Reserve Prime Shares

If you are a taxable shareholder, you generally pay federal, state and local taxes at ordinary income rates on the income dividends distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends paid out by the Fund. Every year the Fund will send you information on the tax status of dividends paid the previous year. You may owe the taxes whether you receive cash or choose to have dividends reinvested.

The Fund expects distributions of income will be taxed at ordinary income rates.

Distributions from the Fund may also be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the US government, subject to certain restrictions.

Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to have any gain or loss on the sale or exchange of the shares of the Fund.

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certification required by the IRS, or if the IRS instructs the Fund to do so.

Distribution plan

The Fund has adopted a plan under Rule 12b-1 that allows it to pay your securities dealer or service agent distribution and other fees for the sale of its shares and for shareholder service. The shares pay a distribution fee equal to 0.60% annually of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Quality Cash Reserve Prime Shares    |    13

Buying and Selling Fund Shares

To purchase shares

You may buy shares through your securities dealer or through any financial institution authorized to act as a service agent. Contact them for details on how to enter and pay for your order.

Minimum account investments

Initial investment	$1,500

Subsequent investments	$100

The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment and Redemption Program. Your securities dealer or service agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares and to redeem shares you own to pay for securities purchases. Contact your securities dealer or service agent for details.

To redeem shares

You may redeem the Fund’s shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or service agent may require the following documents before redeeming your shares:

■	A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

■

A signature guarantee, if you are redeeming shares and you request that the check be mailed to an address other than the one on record. A signature guarantee is simply a certification of your signature—a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies,

14    |    Quality Cash Reserve Prime Shares

credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public and you must provide the original guarantee.

■	Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption price

The price you receive when you redeem Fund shares will be the shares’ net asset value.

Other redemption information

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares you own by writing checks in amounts of $250 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or service agent. Canceled checks will not be returned to you.

If the amount of your check exceeds the value of the shares you own, the check will be returned to the payee marked ‘non-sufficient funds.’ Checks written for amounts less than $250 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or service agent.

If you paid for your purchase of shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or service agent.

Quality Cash Reserve Prime Shares    |    15

Important information about buying and selling shares

■	The Fund will not accept new accounts with a non-US address.

■	You may buy and sell shares of the Fund through securities dealers and authorized service agents. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by your securities dealer or service agent.

■	The Fund cannot accept cash, money orders, starter checks, third-party checks or checks issued by credit card companies, internet-based companies, or checks drawn on foreign banks.

■	Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

■	If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days’ notice.

■	The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares ‘in-kind,’ which means that the Fund may give you a portion of your redemption in portfolio securities.

■	The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares; or 4) in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens.

■	Account Statements and Fund Reports: Generally, your securities dealer or service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. Your securities dealer or service agent will send you semi-annual and annual reports on the Fund’s overall performance, its holdings and its investing strategies.

16    |    Quality Cash Reserve Prime Shares

Financial Highlights

The following table provides a picture of the Quality Cash Reserve Prime Shares’ of the Prime Series financial performance for the past five fiscal years. The information selected reflects results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling 1-800-730-1313.

Quality Cash Reserve Prime Shares

	For the Years Ended March 31,
	2003		2002		2001		2000		1999

Selected per share data

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	.0082		.0242		.0547		.0447		.0444

Less: Distributions from net investment income	(.0082)		(.0242)		(.0547)		(.0447)		(.0444)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	.82		2.44		5.61		4.57		4.53

Ratios to average net assets and supplemental data:

Net assets, end of period ($ in thousands)	3,07	0	35,59	5	49,81	6	74,50	5	81,94	5

Ratio of expenses before expense reductions (%)	.98		.96		.97		.96		.97

Ratio of expenses after expense reductions (%)	.98		.96		.97		.96		.92

Ratio of net investment income (%)	.82		2.55		5.47		4.56		4.44

Quality Cash Reserve Prime Shares    |    17

Notes

Notes

To Get More Information

Shareholder reports—These include commentary from the Fund’s management team about recent market conditions and the effects of the Fund’s strategies on its performance. They also have detailed performance figures, a list of everything the Fund owns, and its financial statements. Shareholders get these reports  automatically at least semi-annually.

Statement of Additional Information (SAI)—This tells you more about the Fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the Fund, call (800) 730-1313, or contact the Fund’s Service Center at the address listed below. These documents and other information about the Fund are available from the EDGAR database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, be e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Fund, including the Fund’s SAI, at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be  obtained by calling (202) 942-8090.

Service Center

PO Box 219210

Kansas City, MO 64121-9210

(800) 730-1313

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

e-mail info@scudder.com

Tel (800) 621-1148

SEC

Public Reference Section

Washington, DC 20549-0102

www.sec.gov

(202) 942-8090

Cash Reserve Fund, Inc. (formerly, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.)	811-3196

Printed on recycled paper.    (07/31/03)  QCR-1-PR

STATEMENT OF ADDITIONAL INFORMATION

CASH RESERVE FUND, INC.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN  CONJUNCTION  WITH  A PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES. THE AUDITED  FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN THE FUND’S ANNUAL REPORT,  WHICH  HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION  AND  IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF EACH PROSPECTUS AND EACH ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER, SHAREHOLDER SERVICING AGENT, OR BY WRITING OR CALLING THE FUND AT PO Box 219210, Kansas City, MO 64121, (800) 621-1048.

Statement of Additional Information dated July 31, 2003

Relating to Prospectuses dated July 31, 2003 for:

Cash Reserve Fund, Inc.

Cash Reserve Shares

(Prime Series, Treasury Series and Tax-Free Series)

Institutional Shares

(Prime Series, Treasury Series and Tax-Free Series)

Quality Cash Reserve Prime Shares

and

Cash Reserve Prime Shares

(Formerly Flag Investors Cash Reserve Prime Shares)

(Class A, B and C Shares)

INTRODUCTION

Cash Reserve Fund, Inc. (the ‘Fund’) is a mutual fund. Prior to July 31, 2003, The Fund was known as the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.; prior to April 5, 2002 the Fund was known as Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. The rules and regulations of the Securities and Exchange Commission (the ‘SEC’) require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are four separate Prospectuses for the Fund’s shares. These Prospectuses may be obtained without charge from your Participating Dealer or Shareholder Servicing Agent or by writing to the Fund, PO Box 219210, Kansas City, MO 64121. Investors may also call (800) 621-1048. Some of the information required to be in this Statement of Additional Information is also included in the Fund’s current Prospectuses and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term ‘Prospectus’ as used herein refers to the Prospectus for each class of the Fund’s shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

THE FUND AND ITS SHARES

The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the ‘1940 Act’), and its shares are registered under the Securities Act of 1933 (the ‘1933 Act’). The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.

The Fund offers three series of shares (each such series is referred to herein as a ‘Series’ and collectively as the ‘Series’):

•	Prime Series

•	Treasury Series

•	Tax-Free Series

There are currently six classes of the Prime Series, designated as the Cash Reserve Prime Shares (formerly Deutsche Bank Cash Reserve Prime Shares), the Scudder Cash Reserve Prime Class A Shares (formerly, Cash Reserve Prime Class A Shares), the Scudder Cash Reserve Prime Class B Shares (formerly, Cash Reserve Prime Class B Shares), the Scudder Cash Reserve Prime Class C Shares (formerly, Cash Reserve Prime Class C Shares), the Cash Reserve Prime Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares) and the Quality Cash Reserve Prime Shares. Prior to April 9, 2001 the Cash Reserve Prime Class A, B and C Shares were known as the Flag Investors Cash Reserve Prime Class A, B and C Shares. As of August 19, 2002, the Fund became part of the Scudder family of funds, and the Fund’s Prime Series Class A, B and C Shares were renamed the ‘Scudder Cash Reserve Prime Series Class A, B and C Shares.’ In connection with this change, the Fund’s Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers Class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. As a result, shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends. There are currently two classes of the Treasury Series, designated as the Cash Reserve Treasury Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Treasury Shares) and the Cash Reserve Treasury Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares). There are currently two classes of the Tax-Free Series, designated as the Cash Reserve Tax-Free Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares) and the Cash Reserve Tax-Free Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares). On May 7, 2001, Deutsche Asset Management changed the name of its ‘Flag Investors’ family of mutual funds to ‘Deutsche Asset Management.’ As a result, certain classes of the Fund have changed their names. This change resulted in modifications to the presentation of prospectuses, periodic reports and other publications on behalf of certain classes of the Fund.

The term ‘majority of the outstanding shares’ of either the Fund or a particular Series or class as used in this Statement of Additional Information means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

The Fund’s Articles of Incorporation authorize the issuance of shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class.

The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under ‘Expenses.’ While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See ‘Expenses.’

The Fund’s charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund’s charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund’s shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund’s charter also authorizes the purchase of liability insurance on behalf of the directors and officers.

The Fund will not normally hold annual shareholders’ meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials.

Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

INVESTMENT PROGRAM

Each Series’ 80% investment policy may be changed by the Board of Directors upon 60 days’ written notice to shareholders.

Treasury Series

The Treasury Series may invest in securities issued or guaranteed by the U.S. Government including U.S. Treasury securities such as bills, notes, bonds and other obligations. The Treasury Series may also invest, to a limited extent, in repurchase agreements collateralized by U.S. Government securities and in adjustable rate obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements. The Treasury Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

The Treasury Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series will invest only in non-affiliated money market mutual funds that maintain a ‘AAA’ rating by a nationally recognized statistical ratings organization (‘NRSRO’).

Prime Series

The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations and repurchase agreements collateralized by U.S. Treasury securities. The Prime Series may also invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency’s right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., Federal National Mortgage Association (‘Fannie Mae’).

The Prime Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series will invest only in non-affiliated money market mutual funds that maintain a ‘AAA’ rating by a NRSRO.

The Prime Series may invest in highly rated insurance company funding agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows the Fund to terminate the agreement at a specified time to the insurance company prior to maturity. The Fund will purchase funding agreements with unconditional puts of 30 or 90 days or less. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. The Fund will only purchase funding agreements with counterparty ratings of A1+ by S&P or P1 by Moody’s. Funding agreements are considered ‘illiquid’ securities and will count towards the 10% maximum limit that may be held by the Prime Series. The Fund anticipates investing only 3-4% of the Prime Series’ assets in these instruments.

The Prime Series may also invest in a broad range of commercial and bank obligations that the Fund’s investment advisor (the ‘Advisor’), under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for an ‘Eligible Security’ as defined in Rule 2a-7 under the 1940 Act as described below.

The Prime Series may invest in commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an ‘Eligible Security’. Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Prime Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

The Prime Series may invest in bank certificates of deposit and bankers’ acceptances that (i) are issued by U.S. and foreign banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation. For purposes of the Fund’s investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Directors, deems the instruments to present minimal credit risk, the Prime Series may invest in obligations of foreign banks or foreign branches of U.S. banks which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada, and Australia. Investments in these obligations may entail risks that are different from those of investments in obligations of domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

The Prime Series may invest in deposits, bonds, notes, debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Directors, to be of comparable quality and are rated in the top three highest long-term rating categories by a NRSRO rating such security.

Tax-Free Series

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities (‘private activity bonds’); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

The Tax-Free Series may invest in commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an ‘Eligible Security’. Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Tax-Free Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

The Tax-Free Series invests in high quality municipal securities that the Advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by a NRSRO (provided that such purchases would be further limited unless the instrument meets the definition of an ‘Eligible Security’ as defined in Rule 2a-7 under the 1940 Act), including: (1) bonds rated Aaa or Aa by Moody’s or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody’s or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody’s; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund’s Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the Advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series will invest only in non-affiliated money market mutual funds that maintain a ‘AAA’ rating by a NRSRO.

The Tax-Free Series may hold cash reserves pending investment in municipal securities.

It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series’ income will be exempt from regular federal income taxation, and it is the Tax-Free Series’ present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be exempt from regular federal income taxation. The Tax-Free Series may not count securities that generate income subject to alternative minimum tax towards the 80% investment requirement.

The Tax-Free Series will seek to avoid the purchase of private activity bonds, the interest on which would be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended.

The Tax Free Series may invest up to 25% of its net assets in municipal trust receipts, or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The Fund’s investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. While the Fund receives an opinion of legal counsel to the effect that the income from each MTR is tax exempt to the same extent as the underlying bond, the Internal Revenue Service (the ‘IRS’) has not issued a ruling on this subject. In the event the IRS issues an adverse ruling, there is a risk that the interest paid on such MTRs would be deemed taxable.

Other Investment Practices

From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Fund may enter into the following arrangement with respect to any Series:

When Issued Securities. When-issued securities involve commitments by a Series to purchase portfolio securities on a ‘when-issued’ basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities. Securities purchased on a when-issued basis may expose the Series to risk because the securities may experience fluctuations in value prior to their actual delivery. Upon purchasing a security on a when-issued basis, a Series will segregate cash or liquid securities in an amount at least equal to its when-issued purchase commitment.

The Prime Series and the Treasury Series may also enter into the following arrangement:

Repurchase Agreements. Repurchase Agreements are agreements under which the Series acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Series’ holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Advisor believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

The Prime Series may also enter into the following arrangements:

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities the Prime Series is obligated to repurchase.

Asset-Backed Securities. The Prime Series may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

Asset-backed securities present certain risks. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Delayed Delivery. To secure prices deemed advantageous at a particular time, the Prime Series may purchase securities on a delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Prime Series will enter into delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. Securities purchased on a delayed-delivery basis may expose the Prime Series to risk because the securities may experience fluctuations in value prior to their actual delivery. The Prime Series does not accrue income with respect to a delayed-delivery security prior to its stated delivery date. Purchasing securities on a delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a delayed-delivery basis, the Prime Series will segregate cash or liquid securities in an amount at least equal to the delayed-delivery commitment.

Each Series may invest in instruments that have certain minimum ratings of either Moody’s or S&P as permitted by the investment objective, policies and restrictions of each such Series and are ‘Eligible Securities’ as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines ‘Eligible Security’ as follows:

(i)	a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs[1] in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

(ii)	a security:

(A)	that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and

(B)	whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the three highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

(iii)	an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund’s board of directors; provided, however, that:

(A)	the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

(B)	a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security[2] is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO’s three highest categories (within which there may be sub-categories or gradations indicating relative standing).

See Appendix A following this Statement of Additional Information for a description of the minimum ratings of certain NRSROs for instruments in which each Series may invest.

INVESTMENT RESTRICTIONS

The investment restrictions applicable to the Fund’s investment program are set forth below. As a matter of fundamental policy, which may not be changed without the vote of a majority of the outstanding shares of a Series (as that term is defined in this Statement of Additional Information under the heading ‘The Fund and Its Shares’), no Series will:

(1)	purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of the Series’ assets would be invested in such issuer;

[1]	‘Requisite NRSRO’ shall mean (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: the Standard & Poor’s Division of the McGraw-Hill Companies, Inc, Moody’s Investors Service, Inc., Fitch, Inc. and Dominion Bond Rating Services Ltd. Subcategories or gradations in ratings (such as a ‘+’ or ‘-’) do not count as rating categories.
[2]	An ‘unrated security’ is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

(2)	borrow money or issue senior securities, except that (i) any Series may borrow money for temporary purposes in amounts up to 10% of the value of such Series’ total assets at the time of borrowing; (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series may enter into commitments to purchase securities in accordance with its investment program;

(3)	make loans, except that each Series may purchase or hold debt instruments in accordance with its respective investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements;

(4)	underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series’ investment program may be deemed an underwriting;

(5)	invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein);

(6)	purchase or sell commodities or commodities contracts, provided that each Series may invest in financial futures and options on such futures.

The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series’ total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

The following investment restrictions apply to the Tax-Free Series:

(1)	The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series’ total net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry;

(2)	The Tax-Free Series will be invested so that at least 80% of the Series’ income will be exempt from federal income taxes.

The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund: no Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.

PURCHASE AND REDEMPTION OF SHARES

Policies and procedures affecting transactions in the Funds shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by each Fund’s agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of each Fund and its agents may occur. Shareholders (or their financial services firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

Shares of the Fund are distributed by Scudder Distributors, Inc. (‘SDI’). The Fund offers the classes of shares set forth in ‘The Fund and its Shares’ Section of this Statement of Additional Information. General information on how to buy shares of the Fund is set forth in ‘Buying and Selling Fund shares’ in the Fund’s Prospectuses. The following supplements that information.

Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. The Fund will be deemed to have received a redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of the Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectuses and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors.

During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

As of August 19, 2002, the Fund became part of the Scudder family of funds, and the Fund’s Prime Series Class A, B and C Shares were renamed the “Scudder Cash Reserve Prime Series Class A, B and C Shares”. In connection with this change, the Fund’s Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. Shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days’ notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Signature Guarantees. Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

Your redemption is for greater than $100,000 worth of shares,

Your account registration has changed within the last 15 days,

The check is being mailed to a different address than the one on your account (record address),

The check is being made payable to someone other than the account owner(s),

The redemption proceeds are being transferred to a fund account with a different registration, or

You wish to have redemption proceeds wired to a non-pre-designated bank account.

You should be able to obtain a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can not get a signature guarantee from a notary public and we must be provided the original guarantee, not a photocopy.

Redemption or Repurchase of Shares

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund’s Transfer Agent, the shareholder may redeem such shares by sending a written request and, if required, a signature guarantee to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests must be unconditional. Redemption requests and a stock power must be endorsed by the account holder(s) with signatures guaranteed. (See ‘Purchase and Redemption of Shares – Signature Guarantee’ Section.) The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner(s). Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, directors, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Transfer Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven calendar days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased without sales charges under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see ‘Purchase of Shares—Initial Sales Charge Alternative—Class A Shares’), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see ‘Contingent Deferred Sales Charge—Class B Shares’ below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see ‘Contingent Deferred Sales Charge—Class C Shares’ below).

A ‘Business Day’ means any day on which The New York Stock Exchange (the ‘NYSE’) is open. For an investor who has a shareholder account with the Fund, the Transfer Agent must receive the investor’s redemption order before the close of regular trading on the NYSE for the investor to receive that day’s net asset value. For an investor who invests through a mutual fund marketplace, the investor’s authorized broker or designated intermediary must receive the investor’s redemption order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day’s net asset value. Service organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors’ purchase or redemption orders to the Transfer Agent.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund’s investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders.

If the value of your account falls below the minimum account balance requirement for the respective class, the Fund reserves the right to redeem your shares or close your account after giving you 60 days’ notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

Shareholders can request the following telephone privileges: redemption by wire and QuickSell transactions (see ‘Special Features’) and exchange transactions for individual accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Transfer Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Transfer Agent at 1-800-621-1048.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholders of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under ‘General’ above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Transfer Agent with signatures guaranteed. Telephone requests may be made by calling (800) 730-1313. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder’s account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail or make an online redemption. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to the Transfer Agent, which the Fund has authorized to act as its agent. There is no charge with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by the Transfer Agent. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see ‘Valuation of Shares, Subscriptions and Redemptions’ Section, ‘Valuation of Shares’ Sub-Section) and received by the Transfer Agent prior to the close of the Transfer Agent’s business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Redemption by Wire. If the account holder has given or the account holders have given authorization for wire redemption to the account holder’s or account holders’ brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single account previously designated by the accountholder(s). Requests received by the Transfer Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Fund share effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Transfer Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Transfer Agent will honor requests by telephone at (800) 730-1313 or in writing, subject to the limitations on liability described under ‘General’ above. The Fund is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Transfer Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the redemption by wire privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent Deferred Sales Charge—Large Order NAV Purchase Privilege. A contingent deferred sales charge may be imposed upon redemption of Class A shares that were purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. Note a shareholder who redeems Class A shares also may be charged a short-term redemption fee if the Fund imposes a short-term redemption fee. (See ‘Policies About Transactions’ Section in the Fund’s Prospectus.) The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Transfer Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund’s Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge—Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	4%
Second	3%
Third	3%
Fourth	2%
Fifth	2%
Sixth	1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan (see ‘Special Features—Automatic Withdrawal Plan’ below); (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59½; and (e) for redemptions to satisfy required minimum distributions after age 70 ½ from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege); (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund); (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code; and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge—Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan (limited to 12% of the net asset value of the account during the first year, see ‘Special Features — Automatic Withdrawal Plan’); (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Scudder IRA accounts); (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent; (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and (h) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Contingent Deferred Sales Charge—General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund’s Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 2001 will be eligible for the second year’s charge if redeemed on or after March 1, 2002. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of the Fund or any fund listed under ‘Special Features Class A Shares — Combined Purchases’ (other than shares of the Scudder Cash Reserves Fund or Scudder Cash Reserve Prime Shares purchased directly without sales charges) may reinvest up to the full amount redeemed without sales charges at the time of the reinvestment in Class A shares of the Fund or of the listed funds under ‘Special Features — Class A Shares — Combined Purchases.’ A shareholder of the Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see ‘Purchase and Redemption of Shares — Initial Sales Charge Alternative — Class A Shares’) or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed without sales charges at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of the Fund. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, without sales charges in Class A shares of the Fund or of the funds listed under ‘Special Features — Class A Shares — Combined Purchases.’ Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder’s state of residence as listed under ‘Special Features — Exchange Privilege.’ The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of the Fund’s shares, the reinvestment in the same Fund may be subject to the ‘wash sale’ rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss. The reinvestment privilege may be terminated or modified at any time.

Redemption in Kind

Although it is the Fund’s present policy to redeem in cash, the Fund may satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, taking such securities at the same value used to determine net asset value. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption also would not be as liquid as a redemption entirely in cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable series at the beginning of the period.

Special Features

Class A Quality Discounts. An investor or the investor’s dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase.

Combined Purchases. The Fund’s Class A shares (or the equivalent) may be purchased at the rate applicable to the sales charge discount bracket attained by combining concurrent investments in Class A shares of any Scudder Funds that bear a sales charge.

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as “Scudder Funds,” (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Exchange Privilege. Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date. Exchange Redemptions can only be made for Class A, B, and C shares. The Exchange Privilege can also be utilized for Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares.

Shares of money market funds and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Prime Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.–Treasury Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Tax-Free Series, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the “15-Day Hold Policy”). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor’s judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a “market timing” strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from their dealers, other firms or SDI.

Automatic Exchange Privilege. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or each Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from a shareholder’s bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Transfer Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder’s Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under ‘Redemption or Repurchase of Shares — General.’ Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Shareholder Services toll free at (800) 730-1313, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Investment Company Capital Corporation, c/o Scudder Investments, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination will become effective as soon as the Transfer Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts (‘IRAs’).

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund’s shares may provide for the payment from the owner’s account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under an automatic withdrawal plan is 12% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested without sales charges. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The automatic withdrawal plan may be amended on 30 days’ notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered Retirement Plans. The Transfer Agent provides retirement plan services and documents and the Transfer Agent can establish investor accounts in any of the following types of retirement plans:

•	Traditional, Roth and Education Individual Retirement Accounts. This includes Savings Incentive Match Plan for Employees of Small Employers (‘SIMPLE’), Simplified Employee Pension Plan (‘SEP’) IRA accounts and prototype documents.

•	403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

•	Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Transfer Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

Net Asset Value Determination

The net asset value of the Treasury Series is determined daily as of 11:00 a.m. (Eastern time), the Tax-Free Series is determined daily as of 12:00 p.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 4:00 p.m. (Eastern time) each day that the Fund’s custodian and the New York Stock Exchange are open for business.

For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series’ and class’ liabilities; (c) dividing the resulting amount by the number of outstanding shares of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

The instruments held in each Series’ portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under ‘Dividends and Taxes’ below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds,    , 1991, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Advisor to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund’s price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series’ portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as it deems necessary and appropriate, including sales of portfolio instruments prior to maturity to realize capital gains; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.

DIVIDENDS

All of the net income earned on the Prime Series, Treasury Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each Series is fixed at the time of their purchase. See ‘Net Asset Value Determination’ above.

The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.

Dividends will be reinvested in shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See ‘Special Features—Class A Shares—Combined Purchases’ for a list of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund automatically will reinvest dividend checks (and future dividends) in shares of that same Fund and class unless the shareholder requests payment in cash at the time the application is completed. The Fund also will reinvest dividend checks in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder’s account.

Should the Fund incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense, loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the Treasury Series effected before 11:00 a.m., share purchases for the Tax-Free Series effected before 12:00 p.m. (Eastern Time), and share purchases for the Prime Series effected before 4:00 p.m. (Eastern Time) begin to earn dividends on the same business day. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

TAXES

The following is only a summary of certain material federal income tax considerations generally affecting the Series and their shareholders. No attempt is made to present a complete explanation of the tax treatment of the Series or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors regarding an investment in a Series, with specific reference to their own tax situation, including their state and local tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the ‘Code’) and the regulations issued thereunder, as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Each Series intends to continue to qualify to be treated as a ‘regulated investment company (‘RIC’) as defined under Subchapter M of the Code each taxable year. Accordingly, each Series must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts, and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the total assets of the Series is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the total assets of the Series or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that a Series controls and which are engaged in the same, similar, or related trades or businesses.

As a RIC, each Series will not be subject to U.S. federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, each Series must distribute to its shareholders at least the sum of (i) 90% of its ‘investment company taxable income’ (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at (ii) 90% of its net tax-exempt interest income, for each tax year, if any. A Series will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

The Treasury Series may make investments in securities (such as STRIPS) that bear an ‘original issue discount’ or ‘acquisition discount’ (collectively, ‘OID Securities’). The Treasury Series will be deemed to have received interest income on the securities it holds even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Treasury Series must distribute to satisfy the distribution requirement described above. In some cases, the Treasury Series may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the distribution requirement.

Although each Series intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Series will be subject to federal income taxation to the extent any such income or gains are not distributed.

If, in any taxable year, a Series fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the current and accumulated earnings and profits of the Series. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. Moreover, if a Series fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Series failed to qualify as a RIC for a period greater than one taxable year, the Series may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Series had been liquidated) in order to qualify as a RIC in a subsequent year. The Board of Directors reserves the right not to maintain the qualification of a Series as a RICif it determines such course of action to be beneficial to shareholders.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its net capital gain (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Series will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. For this purpose, however, any ordinary income or net capital gain retained by a Series that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under- or over-distribution, as the case may be, from the previous year. Each Series intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

A Series may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Series are treated as ordinary income or capital gain, accelerate the recognition of income to a Series and/or defer its ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Series.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such dividends are paid in cash or are reinvested in additional Shares, to the extent of the earnings and profits of the Series paying the dividend. Each Series anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Series may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (‘net capital gains’), if any. If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a current maximum rate of 15%, or 20% if recognized by the series before May 28, 2002, whether paid in cash or shares and regardless of the length of time the shareholder has held shares. If any such gains are retained, a Series will pay federal income tax thereon, and, if a Series makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Series shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by a Series as a refundable credit.

If the distributions by a Series exceeds its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Series and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Series to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under-or over-distributions of net investment income.

Because each of the Series’ income is derived primarily from interest rather than dividends, no portion of a Series’ distributions generally will be eligible for the corporate dividends-received deduction or treatment as ‘qualified dividend income’ for purposes of taxation at long-term capital gain rates under a recently enacted law.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Series in the year in which the dividends were declared.

Sale or Exchange of Shares. Redemptions and exchanges of shares are taxable transactions for federal and state income tax purposes. However, because each Series seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your shares in a Series. If gain or loss does arise on the sale or exchange of a share, such gain or loss will be long-term if you held the share for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Series with respect to such share are included in determining the shareholder’s long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Series that have been included in determining such shareholder’s long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a 61-day period (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Notices; Backup Withholding. Each Series will provide a statement annually to shareholders as to the federal tax status of dividends and distributions paid (or deemed to be paid) by the Series during the year. In certain cases, a Series will be required to withhold and remit to the IRS a portion of the dividends, distributions and redemption proceeds payable to you equal to the current backup withholding tax rate if you (1) have failed to provide a correct tax identification number, (2) are subject to backup withholding by the IRS for failure to properly report receipt of interest or dividends, (3) have failed to certify to the Series that you are not subject to backup withholding, or (4) have failed to certify to the Series that you are a US person (or a US-resident alien).

If you are a non-U.S. investor in a Series, you may be subject to U.S. withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Series.

State and Local Taxes

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of state and local tax rules affecting an investment in the Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investments in Government National Mortgage Association or Fannie Mae securities, banker’s acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Additional Tax Information Regarding The Tax-Free Series

The Tax-Free Series intends to qualify to pay ‘exempt-interest dividends’ to its shareholders by satisfying the Code’s requirement that at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the net tax-exempt interest income of the Tax Free Series will be ‘exempt-interest dividends’ that are excluded from your gross income for regular federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

The percentage of income that constitutes ‘exempt-interest dividends’ will be determined each year for the Tax-Free Series and will be applied uniformly to all dividends declared with respect to the Tax-Free Series during that year. This percentage may differ from the actual percentage for any particular day.

Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the ‘Alternative Minimum Tax’). The Alternative Minimum Tax is imposed at a maximum rate of up to 28% in the case of non-corporate taxpayers and at a maximum rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer’s regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain ‘private activity bonds’ issued after August 7, 1986, generally will be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation’s ‘adjusted current earnings,’ as defined in Section 56(g) of the Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Any interest on indebtedness you incur or continue to purchase or carry shares of the Tax-Free Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for ‘losses incurred’ will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Entities or persons who are ‘substantial users’ (or persons related to ‘substantial users’) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares. ‘Substantial user’ is defined generally as including a ‘non-exempt person’ who regularly uses in trade or business a part of such a facility.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Free Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code’s requirements for the payment of exempt-interest dividends.

Issuers of bonds purchased by the Tax-Free Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Tax-Free Series may not be a suitable investment for you if you are a tax-exempt shareholder or plan because you would not gain any additional benefit from the receipt of exempt-interest dividends.

Exempt-interest dividends from interest earned on municipal securities of a state or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

The foregoing is only a summary of certain material U.S. Federal Income Tax consequences affecting the Series and their shareholders. Potential shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Series.

MANAGEMENT OF THE FUND

The overall business and affairs of the Fund are managed by the Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund’s agreements with its investment advisor, distributor, custodian and transfer agent. The Board of Directors and the executive officers of the Fund, respectively, are responsible for managing the Fund’s affairs and for exercising the Fund’s powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Director holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each director and officer of the Fund and the Fund’s Board as of June 30, 2003. The first section of the table lists information for each Director who is not an “interested person” of the Fund (as defined in the 1940 Act) (a “Non-Interested Director”). Information for each Director who is an “interested person” (“Interested Director”) follows. The Interested Directors are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund’s Advisor and/or distributor. The mailing address for the directors and officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202. The current Board of Directors was elected on July 30, 2002.

INFORMATION CONCERNING DIRECTORS AND OFFICERS

Non-Interested Directors

Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen

Richard R. Burt 2/3/47 Director since 1999	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2000 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991–1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985–1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998–February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996–June 2001) and Anchor Gaming (gaming software and equipment) (March 1999–December 2001).	68

S. Leland Dill 3/28/30 Director since 2002	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956–June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989–May 1992), Coutts (USA) International (January 1992–March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991–March 1999); General Partner, Pemco (investment company) (June 1979–June 1986).	66

Martin J. Gruber 7/15/37 Director since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, S.G. Cowen Mutual Funds (January 1985–January 2001), Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66

Joseph R. Hardiman 5/27/37 Director since 1998	Private Equity Investor (January 1997 to present); Director, Soundview Technology Group Inc. (investment banking) (July 1998 to present), Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998–January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987–1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985–1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976–1985).	66

Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen

Richard J. Herring 2/18/46 Director since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co–Director, Wharton Financial Institutions Center (since July 2000) and Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000).	66

Graham E. Jones 1/31/33 Director since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open–end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open–end mutual funds managed by Sun Capital Advisors, Inc. (since 1998).	66

Rebecca W. Rimel 4/10/51 Director since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988–1994); Director, ISI Family of Funds (registered investment companies) (1997–1999) and Director, The Glenmede Trust Company (investment trust and wealth management) (1994–2002).	66

Philip Saunders, Jr. 10/11/35 Director since 2002	Principal, Philip Saunders Associates (Economic and Financial Consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting)(1987–1988); President, John Hancock Home Mortgage Corporation (1984–1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982–1986).	66

William N. Searcy 9/03/46 Director since 2002	Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (since November 1989); Trustee of 22 open–end mutual funds managed by Sun Capital Advisors, Inc. (since October 1998).	66

Robert H. Wadsworth 1/29/40 Director since 1999

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1982 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999–June 2002); President, Investment Company Administration, L.L.C. (January 1992*–July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990–January 2002); Vice President, Professionally Managed Portfolios (May 1991–January 2002) and Advisors Series Trust (October 1996–January 2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment company) (June 1994–November 1998).

* Inception date of the corporation which was the predecessor to the L.L.C.

		69

Interested Director

Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Director since 1989	Managing Director, Deutsche Investment Management Americas Inc. (2003 to present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer,Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992–1999).	200

Officers

Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years

Richard T. Hale President since 2003	See information provided under Interested Director.

Kenneth Murphy[5] 10/13/63 Vice President and Anti–Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000–present); Vice President, Scudder Distributors, Inc. (December 2002-present); Formerly, Director, John Hancock Signature Services (1992–2000); Senior Manager, Prudential Mutual Fund Services (1987–1992).

Charles A. Rizzo[5] 8/5/57 Treasurer since 2002	Director, Deutsche Asset Management (April 2000 to present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993–1998).

Daniel O. Hirsch 3/27/54 Secretary since 2002	Managing Director, Deutsche Asset Management (2002–present) and Director, Deutsche Global Funds Ltd. (2002–present). Formerly, Director, Deutsche Asset Management (1999–2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Assistant General Counsel, United States Securities and Exchange Commission (1993–1998).

Salvatore Schiavone 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management (2003)

Lucinda Stebbins 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management (2003)

Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years

Kathleen Sullivan D’Eramo 1/25/57 Assistant Treasurer since 2003	Director, Deutshce Asset Management (2003)

Caroline Pearson 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management (2001 – present)

Bruce A Rosenblum 9/14/60 Assistant Secretary since 2002	Director, Deutsche Asset Management (2002-present)

[1]	Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
[2]	Length of time served represents the date that each Director or Officer first began serving in that position with the Fund.
[3]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[4]	Mr. Hale is a Director who is an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is President of Investment Company Capital Corp. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
[5]	Address: Two International Place, Boston, Massachusetts.

Messrs. Hale, Murphy, Rizzo, Hirsch, Schiavone and Rosenblum and Ms. D’Eramo, Pearson and Stebbins also hold similar positions with other Funds for which Investment Company Capital Corp. or an affiliate serve as advisor.

Director Ownership in the Fund

Director	Dollar Range of Beneficial Ownership in the Fund[1]	Aggregate Dollar Range of Ownership as of December 31, 2002 in all Funds Overseen by Director in the Fund Complex[2]
Independent Directors
Richard R. Burt	None	Over $100,000
S. Leland Dill	None	Over $100,000
Martin J. Gruber	None	$10,001 to $50,000
Joseph R. Hardiman	Over $100,000	Over $100,000
Richard J. Herring	None	$50,001 to $100,000
Graham E. Jones	None	Over $100,000
Rebecca W. Rimel	Over $100,000	Over $100,000
Philip Saunders, Jr.	None	Over $100,000
William N. Searcy	None	$1 to $10,000
Robert H. Wadsworth	$1 to $10,000	Over $100,000
Interested Directors
Richard T. Hale	$10,001 to $50,000	Over $100,000

[1]	The amount shown includes share equivalents of funds in which the board member is deemed to be invested pursuant to the Fund’s deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.
[2]	Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the ‘1934 Act’) include direct and or indirect ownership of securities where the Director’s economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are: None, $1–$10,000, $10,001–$50,000, $50,001–$100,000, over $100,000.

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

Director	Owner and Relationship to Director	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
Richard R. Burt	N/A			None
S. Leland Dill	N/A			None
Martin J. Gruber	N/A			None
Joseph R. Hardiman	N/A			None
Richard J. Herring	N/A			None
Graham E. Jones	N/A			None
Rebecca W. Rimel	N/A			None
Philip Saunders, Jr.	N/A			None
William N. Searcy	N/A			None
Robert H. Wadsworth	N/A			None

Remuneration. Officers of the Fund receive no direct remuneration from the Fund. Officers and Directors of the Fund who are officers or directors of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. As compensation for his or her services, each Non-Interested Director of the Fund receives an aggregate annual fee, plus a fee for each Board and Committee meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Fund Complex’s Audit and Compliance Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Directors who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Director from the Fund and aggregate compensation from the Fund Complex during the calendar year 2002.

Director Compensation Table

The following table sets forth the compensation paid to the Independent Directors by the Fund and the Fund Complex for the calendar year ended December 31, 2002.

Name of Person, Position	Compensation from Deutsche Alex. Brown Cash Reserve Fund, Inc.	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Paid to Directors from the Fund and the Fund Complex
Richard R. Burt[3]	$32,759	N/A	$124,500
S. Leland Dill	$9,791	N/A	$102,250
Martin J. Gruber	$9,406	N/A	$109,000
Richard T. Hale	$0	N/A	$0
Joseph R. Hardiman[3]	$33,114	N/A	$96,000
Richard Herring	$9,406	N/A	$99,750
Graham E. Jones	$9,406	N/A	$80,500
Louis E. Levy[1,3,4]	$27,246	N/A	$151,345
Eugene J. McDonald [1,3]	$27,246	N/A	$35,000
Rebecca W. Rimel [3]	$32,759	N/A	$96,000
Philip Saunders, Jr.[3]	$9,406	N/A	$99,750
William N. Searcy	$9,406	N/A	$83,500
Truman T. Semans[1]	$0	N/A	$0
Robert H. Wadsworth[3]	$32,759	N/A	$126,000
Carl W. Vogt [1,3,4]	$23,354	N/A	$153,846

[1]	No longer Directors as of July 30, 2002.
[2]	During calendar year 2002, the total number of funds in the Fund Complex was 201. During calendar year 2002, the total number of funds overseen by each Director was 84 except for Messrs. Burt (86 funds), Gruber (85 funds), Hale (198 funds), Hardiman (82 funds), Levy (81 funds), McDonald (28 funds), Semans (28 funds), Vogt (81 funds) and Wadsworth (87 funds).
[3]	Of the amounts payable to Messrs. Burt, Hardiman, Saunders, Wadsworth, Levy, McDonald, Vogt and Ms. Rimel, $23,211, $27,880, $3,084, $23,211, $27,079, $27,079, $23,211 and $32,616 respectively, was deferred pursuant to a deferred compensation plan.
[4]	Aggregate compensation reflects amounts paid to Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank AG. Such amounts totaled $7,000 for Messrs. Levy and Vogt.

Information Concerning Committees and Meetings of Directors

The Board of Directors of the Fund met five times during the calendar year ended December 31, 2002 and each Director attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Directors on which such Directors served.

Board Committee. The current Board of Directors was elected on July 30, 2002. The Fund’s Board currently has the following committees:

Audit and Compliance Committee: The Audit and Compliance Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund’s financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit and Compliance Committee receives annual representations from the auditors as to their independence. The members of the Audit and Compliance Committee are S. Leland Dill (Chairman) and the remaining Non-Interested Directors. The Audit and Compliance Committee met five times during the most recent calendar year.

Valuation Committee: The Valuation Committee is authorized to act for the Board of Directors in connection with the valuation of securities held by the Fund’s portfolio in accordance with the Fund’s valuation procedures. Messrs. Hale, Saunders and

Wadsworth are members of the Valuation Committee with Messrs. Burt, Dill, Gruber, Hardiman, Herring, Jones, Searcy and Ms. Rimel as alternates. Two Directors are required to constitute a quorum for meetings of the Valuation Committee. The Fund’s Valuation Committee met four times during the most recent calendar year.

Additional Committees: On February 25, 2003, the Board of Directors organized a Nominating and Governance Committee as well as Fixed Income, Equity and Operations Committees. The members of the Fixed Income Committee are Messrs. Jones and Searcy and Ms. Rimel. The members of the Equity Committee are Messrs. Burt, Gruber, Hardiman and Herring. The members of the Operations Committee are Messrs. Dill, Saunders and Wadsworth. The Fixed Income, Equity and Operations Committees periodically review the investment performance and operations of the Fund. The members of the Nominating and Governance Committee are all of the Fund’s Non-Interested Directors. The Nominating and Governance Committee met one time during the most recent calendar year.

Code of Ethics

The Board of Directors of the Fund and ICCC have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit access persons, as this term is defined in the Codes of Ethics, to invest in securities that may be purchased or held by the Fund for their own accounts, but require compliance with the Codes’ preclearance requirements. In addition, the Codes provide for trading ‘blackout periods’ that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. The Codes also prohibit short term trading profits and personal investment in initial public offerings. The Codes require prior approval with respect to purchases of securities in private placements.

The Fund’s principal underwriter, Scudder Distributors, Inc., has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees of Scudder Distributors, Inc. are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the Code of Ethics.

The Fund’s advisor and its affiliates (including the Fund’s Distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (‘Consolidated Code’). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code’s preclearance requirements. In addition, the Consolidated Code also provides for trading ‘blackout periods’ that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

These codes of ethics are on public file with, and are available from, the SEC.

THE INVESTMENT ADVISOR

The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. ICCC was organized in 1987.

Pursuant to the terms of the Advisory Agreements, ICCC (a) supervises and manages the Fund’s operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund’s Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund’s Series or the activities in which they engage, or with respect to securities which ICCC considers desirable for inclusion in the portfolio of any of the Fund’s Series; (f) determines which issuers and securities shall be represented in the portfolio of any of the Fund’s Series; (g) takes all actions necessary to carry into effect the Fund’s purchase and sale programs; (h) supervises the operations of the Fund’s transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund’s Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund’s shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC. As compensation for its services for the Fund, ICCC is entitled to receive a fee from each Series, calculated daily and paid monthly, at the following annual rates based upon each Series’ aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series’ average daily net assets and 0.03% of the Tax-Free Series’ average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

For the Fiscal Year Ended March 31,

2003	2002	2001
$15,247,601 ($14,892,863 net of fee waivers)	$21,051,585 ($20,559,054 net of fee waivers)	$22,259,121 ($21,876,684 net of fee waivers)

The Advisory Agreements were approved for continuance on June 6, 2002 by a vote of the Fund’s Board of Directors, including a majority of those Directors who were not parties to the Advisory Agreements or “interested persons” of such parties. The Advisory Agreements will continue in effect with respect to each Series that it covers only if such continuance is specifically approved annually by the Directors, including a majority of the Directors who are not parties to the Advisory Agreements or ‘interested persons’ (as such term is defined in the 1940 Act) of such parties, or by a vote of a majority of the outstanding shares of such Series. The Advisory Agreements are terminable by a vote of the Directors, or with respect to a Series            , by the holders of a majority of the outstanding shares of the affected Series, at any time without penalty on 60 days’ written notice to the Advisor. Termination of an Advisory Agreement with respect to a Series will not terminate or otherwise invalidate any provision of the Advisory Agreement between the Advisor and any other Series. The Advisor may terminate the Advisory Agreements at any time without penalty on 60 days’ written notice to the Fund. The Advisory Agreements terminate automatically in the event of its assignment (as such term is defined in the 1940 Act).

In approving the continuation of the Fund’s Advisory Agreements, the Board, including the Independent Directors, carefully considered (1) the nature and quality of services to be provided to the Fund; (2) the Advisor’s compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

On March 26, 2002, New Advisory Agreements (the ‘New Advisory Agreements’) between the Fund on behalf of each Series, and Deutsche Asset Management, Inc. to be implemented within two years of the date of the Special Meeting of Shareholders were approved by a vote of the Fund’s Board of Directors, including a majority of those Directors who were not parties to the New Advisory Agreements or “interested persons” of such parties and by shareholders at a special meeting held on July 30, 2002. The New Advisory Agreements provide that the agreements are for an initial term of two years. Thereafter, the New Advisory Agreements will continue in effect with respect to each Series that it covers only if such continuance is specifically approved annually by the Directors, including a majority of the Directors who are not parties to the Advisory Agreements or “interested persons” (as such term is defined in the 1940 Act) of such parties, or by a vote of a majority of the outstanding shares of such Series. The New Advisory Agreements are terminable by a vote of the Board of Directors, or, with respect to a Series, by the holders of a majority of the outstanding shares of the affected Series, at any time without penalty on 60 days’ written notice to the Advisor. Termination of an Advisory Agreement with respect to a Series will not terminate or otherwise invalidate any provision of the Advisory Agreement between the Advisor and any other Series. The Advisor may terminate the New Advisory Agreements at any time without penalty on 60 days’ written notice to the Fund. The New Advisory Agreements terminate automatically in the event of its assignment (as such term is defined in the 1940 Act). The New Advisory Agreements have not yet been approved for implementation.

In reaching the conclusion to approve the New Advisory Agreements, the Board obtained such information as they deemed reasonably necessary to approve Deutsche Asset Management, Inc. (‘DeAM, Inc.’) as investment advisor to each Series. In approving the New Advisory Agreements, the Independent Directors considered numerous factors, including, among other things the (i) standards set forth in written materials previously provided to the Independent Directors by their counsel and (ii) representations by Fund management that the change to DeAM, Inc., an affiliate of ICCC, is a matter of administrative convenience and that no material changes will result with respect to the services currently provided to each Series. Based on factors detailed above, and others, the Board determined that the New Advisory Agreements are fair and reasonable and in the best interest of each Series and its shareholders.

The Advisory Agreements provide that the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or any fund in connection with the performance of the Advisor’s obligations under the Advisory Agreements with the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

In the management of the funds and its other accounts, the Advisor allocates investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated based on a fund’s pro rata portion of the amount ordered. In some cases this procedure may have an adverse effect on the price or volume of the security as far as a fund is concerned. However, it is the judgment of the Board that the desirability of continuing the Trust’s advisory arrangements with the Advisor outweighs any disadvantages that may result from contemporaneous transactions. See “Portfolio Transactions.”

The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund’s Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined under ‘The Fund and Its Shares’). The Fund or ICCC may terminate any Advisory Agreement on 60 days’ written notice without penalty. The Advisory Agreements terminate automatically in the event of an ‘assignment,’ as defined in the 1940 Act.

Proxy Voting. To the extent that the Fund invests in voting securities such as other registered investment companies, the following applies. The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. The Fund has delegated proxy voting to the advisor with the direction that proxies should be voted consistent with the Fund’s best economic interests. The advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), a Proxy Voting Desktop Manual (“Manual”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the advisor and its affiliates, including the Fund’s principal underwriter. The Manual sets forth the procedures that the advisor has implemented to vote proxies, including monitoring for corporate events, communicating with the fund’s custodian regarding proxies, considering the merits of each proposal, and executing and recording the proxy vote. The Guidelines set forth the advisor’s general position on various proposals, such as:

•	Shareholder Rights – The advisor generally votes against proposals that restrict shareholder rights.

•	Corporate Governance – The advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

•	Anti-Takeover Matters – The advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes “against” the adoption of poison pills if they are submitted for shareholder ratification. The advisor generally votes for fair price proposals.

•	Routine Matters – The advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the advisor’s general voting positions on various proposals, the advisor may, consistent with the Fund’s best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the advisor or an affiliate serves as investment advisor or sponsor.

The advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

As mentioned above, the Policies describe the way in which the advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a committee established by the advisor will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the advisor may not be able to vote proxies or the advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the advisor may not vote proxies on certain foreign securities local restrictions or customs. The advisor generally does not vote proxies on securities subject to share blocking restrictions.

DISTRIBUTOR

Scudder Distributors, Inc. (the ‘Distributor’ or ‘SDI’), an affiliate of the Advisor, serves as the distributor for each class of the Fund’s shares pursuant to a Distribution Agreement (the ‘Distribution Agreement’). Prior to August 19, 2002, the Fund’s distributor was ICC Distributors, Inc. SDI provides the same services that ICC Distributors provided to the Fund and is entitled to receive the same rate of compensation. The Distributor also serves as the distributor for other funds in the fund complex. The Distribution Agreement provides that the Distributor shall (i) use reasonable efforts to sell shares upon the terms and conditions contained in the Distribution Agreement and the Fund’s then current Prospectus; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the NASD and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund’s Board of Directors and the Fund’s Articles of Incorporation and By-Laws; and (v) provide the Fund’s Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. The Distributor shall devote reasonable time and effort to effect sales of shares but shall not be obligated to sell any specific number of shares. The services of the Distributor are not exclusive and the Distributor shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and the Distributor will mutually indemnify each other for losses relating to disclosures in the Fund’s registration statement.

The Distribution Agreement may be terminated at any time upon 60 days’ written notice by the Fund, without penalty, by the vote of a majority of the Fund’s Independent Directors, by a vote of a majority of the Fund’s outstanding shares of the relevant class of the Fund (as defined under ‘The Fund and Its Shares’), or upon 60 days’ written notice by the Distributor, and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding shares of the relevant class of the Fund or (ii) a vote of a majority of the Fund’s Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by a majority of the Independent Directors in person at a meeting called for the purpose of voting on such approval.

As compensation for its services, the Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Shares and the Cash Reserve Prime Class A Shares. The Distributor receives no compensation with respect to its services as distributor for the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Institutional Shares. The Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.60% of the average daily net assets of the Quality Cash Reserve Prime Shares and 0.75% of the average daily net assets of the Cash Reserve Prime Class B and Class C Shares. In addition, the Distributor receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Cash Reserve Prime Class B and Class C Shares’ average daily net assets and 0.07% of the Deutsche Bank Alex. Brown Cash Reserve Shares’ (Prime Series, Treasury Series, Tax-Free Series) average daily net assets.

As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Distributor received fees in the following amounts:

For the Fiscal Year Ended March 31,

Fee	2003*	2002	2001
Prime Shares 12b-1 Fee	$8,684,638	$12,224,901	$13,758,408
Treasury Shares 12b-1 Fee	$1,410,236	$2,112,030	$1,866,121
Tax-Free Shares 12b-1 Fee	$2,068,583	$3,290,322	$3,823,650
Prime Shares Shareholder Service Fee	$2,420,265	$3,148,858	$2,743,690
Treasury Shares Shareholder Service Fee	$394,865	$548,128	$373,224
Tax-Free Shares Shareholder Service Fee	$579,202	$842,452	$764,730
Quality Cash Reserve Prime Shares 12b-1 Fee	$130,536	$229,233	$343,098
Cash Reserve Prime Class A 12b-1 Fee	$36,040	$29,144	$37,092
Cash Reserve Prime Class B 12b-1 and Shareholder Servicing Fee	$129,794	$119,823	$55,918
Cash Reserve Prime Class C 12b-1 and Shareholder Servicing Fee	$5,409	$11,762	$8,100

*	For the period April 2002 – August 2002, ICC Distributors, Inc. received a portion of these fees.

Pursuant to the Distribution Agreement, the Distributor may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund’s shares and furnishing other shareholder services. Payments by the Distributor to certain registered securities dealers are paid by the Distributor out of fees received by the Distributor from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, the Distributor may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. The Distributor may also enter into shareholder processing and servicing agreements (‘Shareholder Servicing Agreements’) with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the NASD and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as ‘Shareholder Servicing Agents’).

The Distributor may make payments to Shareholder Servicing Agents out of its distribution fee, for processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and the Distributor. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by the Distributor. The Distributor will report quarterly to the Fund’s Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon the Distributor’s analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund’s expense ratio. The provisions of the Distribution Agreement authorizing payments by the Distributor for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by the Distributor and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.

Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses directly or indirectlyonly pursuant to a plan adopted by the investment company’s board of directors and approved by its shareholders. The Fund has adopted seven separate distribution plans: one for the Cash Reserve Prime Class A Shares; one for the Cash Reserve

Prime Class B Shares; one for the Cash Reserve Prime Class C Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Prime Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares; and one for the Quality Cash Reserve Prime Shares (the ‘Plans’). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to the Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.

The Plans will remain in effect from year to year, provided that each agreement and Plan is specifically approved at least annually by the Fund’s Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund’s net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by the Distributor, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by the Distributor to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, the Distributor will report in writing to the Fund’s Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.

In addition, the Deutsche Bank Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series have each adopted a Shareholder Service Plan. Each plan compensates Shareholder Servicing Agents for services for which they are not otherwise being compensated under a dealer or Shareholder Servicing Agreement entered into pursuant to the Plan for the shares. These Shareholder Service Plans will continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Fund’s Board of Directors.

Expenses

ICCC and the Distributor furnish, without cost to the Fund, such personnel as are required for the proper conduct of the Fund’s affairs and to carry out their obligations under the Distribution Agreement and the Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Prime, Treasury or Tax-Free Series, as appropriate. The Distributor bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Fund’s shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of the Distributor and ICCC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers’ commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund’s shareholders (prospectuses distributed to prospective shareholders are paid for by the Distributor); all expenses of shareholders’ and directors’ meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund’s shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund’s operations unless otherwise explicitly assumed by the Distributor or ICCC.

The address of Scudder Distributors, Inc. is 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

Expenses which are attributable to any of the Fund’s three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.

PORTFOLIO TRANSACTIONS

The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and ask prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 2003, March 31, 2002 and March 31, 2001, the Fund incurred no brokerage commissions.

The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund’s fundamental policies require that investments mature within one year or less, and SEC rules require that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund’s net income or expenses.

The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisor may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisor to be beneficial to the Fund’s investment program. Certain research services furnished by dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that the material received is beneficial in supplementing its research and analysis, and, therefore, may benefit the Fund by improving the quality of its investment advice. The advisory fee paid by the Fund is not reduced because the Advisor receives such services. During the fiscal years ended March 31, 2003, March 31, 2002 and March 31, 2001, the Advisor directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

The Fund is required to identify any securities of its ‘regular brokers or dealers’ (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 2003, the Fund held the following securities of its regular broker-dealers on behalf of the Prime Series.

Issuer	Type of Security	Dollar Amount of Securities
Salomon Smith Barney	Floating Rate Note – 1.30% Floating Rate Note – 1.491%	$50,000,000 $38,019,130

Morgan Stanley Dean Witter & Co.	Commercial Paper – 1.30% Commercial Paper – 1.30% Floating Rate Note – 1.48% Floating Rate Note – 1.48%	$39,988,444 $49,931,389 $25,000,000 $65,000,000

Goldman Sachs Group, Inc.	Commercial Paper – 1.27% Commercial Paper – 1.29% Commercial Paper – 1.39%	$24,365,168 $75,000,000 $50,000,000

The Advisor and its affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund’s three Series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Portfolio securities will not be purchased from or sold to or through any ‘affiliated person’ of the Advisor, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisor will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with SDI.

Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund’s purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisor. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund’s Board of Directors, including the Independent Directors. Additionally, such purchases and sales are subject to the following conditions:

(1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

(2) Each security to be purchased or sold by the Fund will be: (i) consistent with the Fund’s investment policies and objectives; (ii) consistent with the interests of the Fund’s shareholders; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

(3) The terms of each transaction will be reasonable and fair to the Fund’s shareholders and will not involve overreaching on the part of any person; and

(4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.

SEMI-ANNUAL AND ANNUAL REPORTS

The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund’s portfolios and its financial statements.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA, 02110 are the independent accountants to the Fund.

LEGAL COUNSEL

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY, 10019 serves as counsel to the Fund.

TRANSFER AGENT

Scudder Investments Service Company (‘SISC’) serves as transfer agent of the Fund pursuant to a transfer agency agreement. SISC is headquartered at 222 South Riverside Plaza, Chicago, IL, 60606-5808. Prior to December 16, 2002, ICCC served as the Fund’s transfer agent. Under its transfer agency agreement with the Fund, SISC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund. SISC is compensated by ICCC out of its administrative fee and may be reimbursed by the Fund for its out-of-pocket expenses.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (‘DST’), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund.

As compensation for providing transfer agency services, the Fund pays SISC up to $32.64 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 2003, transfer agent fees totaled $3,561,311 for the Prime Series, $395,759 for the Treasury Series and $303,858.00 for the Tax-Free Series.

CUSTODIAN

As of April 11, 2003, State Street Bank and Trust Company (‘SSB’), One Heritage Drive – JPB/2N, North Quincy, MA 02171, serves as custodian for the Fund. Prior to April 11, 2003, Deutsche Bank Trust Company Americas (‘DBT Co.’), an affiliate of the Fund’s advisor, served as custodian. For the fiscal year ended March 31, 2003, DBT Co. was paid $651,846.24 as compensation for providing custody services to the Fund.

ACCOUNTING SERVICES

During the year ended March 31, 2003, ICCC was the Fund’s accounting agent. ICCC has reached an agreement with Scudder Fund Accounting Corporation (‘SFAC’), an affiliate of the Advisor, to be responsible for determining the daily net asset value per share of each series of the Fund and shall prepare and maintain all accounts and records of each series of the Fund. SFAC is compensated by ICCC out of the accounting services fees it receives and may be reimbursed by the Fund for its out-of-pocket fees. SFAC is located at Two International Place, Boston, Massachusetts, 02110-4103. SFAC has retained SSB as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Master Services Agreement. The Administrative Services Appendix to the Master Services Agreement provides that the Administrator, in return for its fee, will (a) supervise and manage all aspects of the Fund’s operations, other than portfolio management and distribution; (b) provide the Fund with such executive, administrative, clerical and bookkeeping services as are deemed advisable by the Fund’s Board of Directors; (c) provide the Fund with, or obtain for it, adequate office space and all necessary office equipment and services including all items for any offices as are deemed advisable by the Fund’s Board of Directors; (d) supervise the operations of the Fund’s transfer and dividend disbursing agent; and (e) arrange, but not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund’s shareholders and reports to and filings with the SEC and State Blue Sky authorities. SSB is compensated by SFAC for accounting services performed.

As compensation for providing accounting services to each Series of the Fund, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

Average Daily Net Assets	Incremental Annual Accounting Fee Per Series
$ 0-$10,000,000	$13,000 (fixed fee)
$10,000,000-$20,000,000	0.100%
$20,000,000-$30,000,000	0.080%
$30,000,000-$40,000,000	0.060%
$40,000,000-$50,000,000	0.050%
$50,000,000-$60,000,000	0.040%
$60,000,000-$70,000,000	0.030%
$70,000,000-$100,000,000	0.020%
$100,000,000-$500,000,000	0.015%
$500,000,000-$1,000,000,000	0.005%
over $1,000,000,000	0.001%

In addition, each Series, as appropriate, will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC’s performance of accounting services for such Series: express delivery, independent pricing and storage.

For the fiscal year ended March 31, 2003, ICCC received fees of $174,027.70 for providing accounting services to the Prime Series, $127,285.70 for providing accounting services to the Treasury Series and $140,697.36 for providing accounting services to the Tax-Free Series.

PRINCIPAL HOLDERS OF SECURITIES

To Fund management’s knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of a class of the Fund, as of July 8, 2003.*

Name and Address	Owned of Record	Beneficially Owned	Percentage of Ownership
Guaranteee & Trust Co TTEE FBO Steven R. Yett IRA DTD 4/13/92 2211 Arthur Street Eugene OR 97405-1522		Y	99.97% of Quality Cash Reserve Prime Shares

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	Y		17.24% of Scudder Cash Reserve Prime Class A Shares

Edward D. Jones and CO F/A/O James A Davis & Janice Rae David EDJ# 7420-09752-1-6 PO Box 2500 Maryland HTS, MO 63043-8500		Y	7.67% of Scudder Cash Reserve Prime Class A Shares

DBAB Cash Reserve Prime Fund Directors Deferred Comp FBO Eugene J Mcdonald 2 International Place Boston, MA 02110-4104		Y	5.17% of Scudder Cash Reserve Prime Class A Shares

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	Y		22.64% of Scudder Cash Reserve Prime Class B Shares

Citigroup Global Markets Inc. 333 West 34th St. – 3rd Floor New York, NY 10001-2402	Y		13.50% of Scudder Cash Reserve Prime Class B Shares

NFSC FEBO # AFS-204803 NFSC/FMTC IRA Rollover FBO Bernadette Neto 1226 SW Avens St. Port Saint Lucie, FL 34983-2506	Y		8.32% of Scudder Cash Reserve Prime Class B Shares

First Clearing Corporation A/C 2194-1329		Y	5.71% of Scudder Cash Reserve Prime Class B

Name and Address	Owned of Record	Beneficially Owned	Percentage of Ownership
Alan M Waller Jr. IRA FCC as Custodian 1507 Old Orchard Lane Ruxton, MD 21204-3654			Shares

Citigroup Global Markets Inc. ATTN: Peter Booth 7th Floor 333 W 34th Street New York, NY 10001-2402	Y		32.45% of Scudder Cash Reserve Prime Class C Shares

NFSC FEBO #STL-078743 NFSC/FMTC IRA R/O FBO Walter H Pojman 539 Charles Lane Lombard, IL 60148-2442	Y		25.87% of Scudder Cash Reserve Prime Class C Shares

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Y		8.81% of Scudder Cash Reserve Prime C Shares

Resources Trust Co Cust FBO Wayne H Siegel A/C K163300941 PO Box 5900 Denver, CO 80217-5900		Y	8.64% of Scudder Cash Reserve Prime C Shares

As of July 8, 2003 the directors and officers of the Fund as a group owned 2.43% of the Cash Reserve Prime Class A Shares. This amount includes share equivalents of the Cash Reserve Prime Class A Shares in which the board member is deemed to be invested pursuant to the Fund’s deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

CURRENT YIELD

Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund’s shares for the seven-day period ended March 31, 2003.

Series or class	Current Yield	Effective Yield	Tax Equivalent Current Yield*	Taxable- Equivalent Yield*
Cash Reserve Prime Shares	0.65%	0.65%	N/A	N/A
Prime Institutional Shares	1.03%	1.04%	N/A	N/A
Quality Cash Reserve Prime Shares	0.47%	0.47%	N/A	N/A
Cash Reserve Prime Class A Shares	0.70%	0.70%	N/A	N/A
Cash Reserve Prime Class B Shares	0.10%	0.10%	N/A	N/A
Cash Reserve Prime Class C Shares	0.10%	0.10%	N/A	N/A
Cash Reserve Treasury Shares	0.66%	0.66%	N/A	N/A
Treasury Institutional Shares	0.98%	0.99%	N/A	N/A
Cash Reserve Tax-Free Shares	0.46%	0.46%	0.75%	0.75%
Tax-Free Institutional Shares	0.84%	0.84%	1.37%	1.37%

* Assumes a tax rate of 38.6%.

The yield for each Series of the Fund can be obtained by calling your Participating Dealer or Shareholder Servicing Agent. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the ‘Single Share Account’) on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

In addition, the Fund may furnish a quotation of the Tax-Free Series’ taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series’ effective yield for a stated consecutive seven day period by one minus the investor’s stated income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Tax-Free Series.

Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund’s Series and each Series’ or class’ operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for any Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.

FINANCIAL STATEMENTS

The financial statements for the Fund for the fiscal year ended March 31, 2003 are incorporated herein by reference to the Fund’s Annual Report, which has been filed with the SEC, dated March 31, 2003.

ADDITIONAL INFORMATION

Internet Access

Other Information

The CUSIP numbers for each class of the Fund are:

Cash Reserve Fund	Class A Shares: 251521209

Class B Shares: 251521308

Class C Shares: 251521100

Prime Shares: 014471106

Treasury Shares: 014471205

Tax-Free Shares: 014470801

Quality Shares: 014470884

Prime Inst. Shares: 014470405

Treasury Inst. Shares: 014470504

Tax Free Inst. Shares: 014470868

The Cash Reserve Fund has a fiscal year ending March 31st.

The Fund’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby.

The Fund has filed with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of the Fund. If further information is desired with respect to the Fund reference is made to the Registration Statement and the exhibits filed as a part thereof. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

APPENDIX A

Description of Securities Ratings

Corporate Bond Ratings

Description of S&P’s Corporate Bond Ratings:

•	AAA—Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
•	AA—Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
•	Plus (+) or Minus (-)—S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody’s Corporate Bond Ratings:

•	Aaa—Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as ‘gilt-edge.’ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
•	Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present making the long-term risks appear somewhat larger than in Aaa securities.
•	Numerical Modifiers (1, 2, 3)—Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch’s Corporate Bond Ratings:

•	AAA—Bonds rated AAA have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is unlikely to be adversely affected by foreseeable events.
•	AA—Bonds rated AA have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Municipal Bond Ratings

Description of S&P’s Municipal Bond Ratings:

•	AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
•	AA—An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
•	Plus (+) or Minus (-)—S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody’s Municipal Bond Ratings:

•	Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ‘gilt edge.’ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
•	Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
•	Numerical Modifiers (1, 2, 3)—Moody’s may apply the numerical modifier in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating classification; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating classification.

Municipal Note Ratings

Description of S&P’s Municipal Note Ratings:

Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

•	SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
•	SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Moody’s Municipal Note Ratings:

•	MIG-1/VMIG-1—The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
•	MIG-2/VMIG-2—High quality, with ample margins of protection, although not as large as the preceding group.

Short-Term Ratings

Description of S&P Short-Term Ratings:

•	A-1—The highest ratings category by Standard & Poor’s. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
•	A-2—Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Description of Moody’s Short-Term Ratings:

•	Prime-1—Have a superior ability for repayment of senior short-term debt obligations.
•	Prime-2—Have a strong ability for repayment of senior short-term debt obligations.

Description of Fitch’s Short-Term Ratings:

•	F1+—Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The Plus (+) denotes exceptionally strong credit quality.
•	F1—Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

•	BB—While not investment grade, the ‘BB’ rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.
•	B—Issues rated ‘B’ show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.
•	CCC—Issues rated ‘CCC’ clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.
•	CC—’CC’ is applied to issues that are subordinate to other obligations rated ‘CCC’ and are afforded less protection in the event of bankruptcy or reorganization.

•	D—Default These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation ‘local currency’.
•	Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

PART C

OTHER INFORMATION

Item 23: Exhibits

(a)(1) Articles of Incorporation incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(2) Articles Supplementary to Articles of Incorporation dated June 28, 1990 incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N- 1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(3) Articles Supplementary to Articles of Incorporation dated July 31, 1990 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(4) Articles Supplementary to Articles of Incorporation dated May 6, 1992 incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(5) Articles Supplementary to Articles of Incorporation, dated December 31, 1994 incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(6) Articles Supplementary to Articles of Incorporation dated December 29, 1995 incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

(7) Articles Supplementary to Articles of Incorporation dated October 8, 1996 incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

(8) Articles Supplementary to Articles of Incorporation dated March 28, 1997 incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

(9) Articles Supplementary to Articles of Incorporation dated June 17, 1997 incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

(10) Articles of Amendment to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on August 29, 1997 incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No 950116-98-001581) on July 29, 1998.

(11) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 3, 1998 incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(12) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 14, 1999 incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

(13) Articles of Amendment to Articles of Incorporation, dated July 27, 1999, incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on December 30, 1999.

(14) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on October 5, 1999 incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

(15) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on March 23, 2000 incorporated by reference to Post-Effective No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(16) Articles of Amendment to Articles of Incorporation, dated April 4, 2002, incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on July 29, 2002.

(17) Articles of Amendment to Articles of Incorporation, effective July 31, 2003, filed herewith.

(b) (1) By-Laws as amended through July 28, 1999, incorporated by reference to Post-Effective No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(2) Amendment to By-Laws, effective December 18, 2002, filed herewith.

(c) Instruments Defining Rights of Security Holders with respect to Prime Series Shares and Treasury Shares is incorporated by reference to Exhibit (1)(a) (Articles of Incorporation) and Exhibit 2 (By-Laws) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(d)(1) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Prime Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

(2) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Treasury Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

(3) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

(4) Expense Limitation Agreement, with respect to the Treasury Series, incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on July 29, 2002.

(e) (1) Distribution Agreement dated August 31, 1997 between ICC Distributors, Inc. and Registrant incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(2) Form of Sub-Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

(3) Form of Shareholder Servicing Agreement between ICC Distributors, Inc. and Participating Broker-Dealers, incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

(4) Shareholder Service Plan with respect to the Prime Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

(5) Shareholder Service Plan with respect to the Treasury Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

(6) Shareholder Service Plan with respect to the Tax-Free Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

(7) Distribution Agreement dated August 19, 2002, between Registrant and Scudder Distributors, Inc., filed herewith.

(f) Not Applicable

(g)(1) Custodian Agreement between Registrant and Bankers Trust Company dated June 5, 1998 incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(2) Custodian Agreement dated April 1, 2003, between Registrant and State Street Bank and Trust Company, filed herewith.

(h)(1) Master Services Agreement (for transfer agency and accounting services for the Fund ) between Registrant and Investment Company Capital Corp. incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(2) Amendment to Master Services Agreement dated September 3, 2002, between Registrant and Investment Company Capital Corp., filed herewith.

(3) Fund Accounting Agreement dated June 3, 2002, between Investment Company Capital Corp. and Scudder Fund Accounting Corporation, filed herewith;

(4) Form of Sub-Administration and Sub-Fund Accounting Agreement dated April 1, 2003, between Investment Company Capital Corp., Scudder Fund Accounting Corporation and State Street Bank and Trust Company, filed herewith.

(5) Form of Transfer Agency Agreement dated December 16, 2002 between the Registrant and Scudder Investments Service Company, filed herewith.

(6) Agency Agreement dated January 15, 2003, between Scudder Investments Service Company and DST Systems, Inc., filed herewith.

(i) Opinion of Counsel, filed herewith.

(j) Consent of Independent Accountants, filed herewith.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Distribution Plan with respect to BT Alex. Brown Cash Reserve Prime Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Prime Shares) incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(2) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares—Class A (now known as Deutsche Asset Management Cash Reserve Prime Shares—Class A) incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(3) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares-Class B (now known as Deutsche Asset Management Cash Reserve Prime Shares—Class B) incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(4) Distribution Plan with respect to Quality Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(5) Distribution Plan with respect to BT Alex. Brown Cash Reserve Treasury Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Treasury Shares) incorporated by reference to Exhibit (15)(e) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(6) Distribution Plan with respect to BT Alex. Brown Cash Reserve Tax-Free Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares) incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(7) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares – Class C (now known as Deutsche Asset Management Cash Reserve Prime Shares—Class C), incorporated by reference to Post-Effective No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(n)(1) Registrant’s 18f-3 Plan incorporated by reference to Exhibit (18)(a) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 29, 1996.

(2) Registrant’s Amended 18f-3 Plan incorporated by reference to Exhibit (18)(b) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

(3) Registrant’s 18f-3 Plan, with exhibits through March 27, 1998 incorporated by reference to Exhibit (18)(c) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(4) Registrant’s Amended 18f-3 Plan, incorporated by reference to Post-Effective No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(5) Registrant’s Amended 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

(p)(1) Flag Investors Funds Consolidated Code of Ethics dated June 1, 2002, as amended through September 25, 2001 incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on July 29, 2002.

(2) Deutsche Asset Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

(3) Consolidated Deutsche Asset Management Code of Ethics for the Advisor, filed herewith.

(q) Powers of Attorney, filed herewith.

Item 24. Persons Controlled by or under Common Control With Registrant

Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

None.

Item 25. Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Sections a, b, c and d of Article IX of Registrant’s Articles of Incorporation included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

(a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

(c) No provision of this Article shall be effective to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, Therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 26. Business and Other Connections of Investment Advisor

All of the information required by this item is set forth in the Form ADV, as amended, of Investment Company Capital Corp.. The following sections of each such Form ADV are incorporated herein by reference:

Items 1, 2 and 6 of Part II.

Item 27. Principal Underwriters

(a) Scudder Distributors, Inc. (“SDI”) acts as principal underwriter of the Registrant’s shares.

(b) Information on the officers and directors of SDI, principal underwriter for the Registrant is set forth below. SDI’s principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

(1)	(2)	(3)
Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Thomas F. Eggers 345 Park Avenue New York, NY 10154	Chairman and Director

Jonathan R. Baum 345 Park Avenue New York, NY 10154	Chief Executive Officer, President and Director

Scott B. David Two International Place Boston, MA 02110-4103	Vice President and Director

John W. Edwards, Jr. 60 Wall Street New York, NY 10005-2858	Chief Financial Officer And Treasurer

(1)	(2)	(3)
Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Caroline Pearson Two International Place Boston, MA 02110-4103	Secretary	Assistant Secretary

Linda J. Wondrack Two International Place Boston, MA 02110-4103	Vice President and Chief Compliance Officer

C. Perry Moore 222 South Riverside Plaza Chicago, IL 60606	Chief Operating Officer and Vice President

David Edlin 222 South Riverside Plaza Chicago, IL 60606	Vice President

M. Patrick Donovan Two International Place Boston, MA 02110-4103	Vice President

Robert Froelich 222 South Riverside Plaza Chicago, IL 60606	Vice President

Michael L. Gallagher 222 South Riverside Plaza Chicago, IL 60606	Vice President

Kenneth P. Murphy Two International Place Boston, MA 02110	Vice President	Vice President and Anti-Money Laundering Compliance Officer

Philip J. Collora 222 South Riverside Plaza Chicago, IL 60606	Assistant Secretary

(c) None

Item 28. Location of Accounts and Records

Cash Reserve Fund, Inc.	Deutsche Asset Management
(Registrant)	One South Street
Baltimore, MD 21202

Investment Company Capital Corp. One South Street

(Advisor and Administrator)	Baltimore, MD 21202

Scudder Investments Service	222 South Riverside Plaza
Company	Chicago, IL 60606
(Transfer Agent)

Scudder Fund Accounting Corp.	345 Park Avenue
(Fund Accounting Agent)	New York, NY 10154

State Street Bank & Trust	One Heritage Drive – JPB/2N
Company (Sub-Administrator/	North Quincy, MA 02171
Accounting Agent and
Custodian)

Scudder Distributors, Inc.	222 South Riverside Plaza
(Distributor)	Chicago, IL 60606

DST Systems, Inc.	333 West 11th Street, 5th Floor
(Sub-Transfer Agent)	Kansas City, MO 64105

Item 29. Management Services

Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

None.

Item 30. Undertakings

None.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, CASH RESERVE FUND, INC. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 38 to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Baltimore, and State of Maryland, on the 29th day of July, 2003.

CASH RESERVE FUND, INC.

By:	/s/ Bruce A. Rosenblum
Bruce A. Rosenblum
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities on the date indicated:

NAME	TITLE	DATE

By: /s/ Bruce A. Rosenblum Bruce A. Rosenblum	Assistant Secretary (Attorney-in-Fact for the persons listed below)	July 29, 2003

/s/ RICHARD T. HALE* Richard T. Hale	Chairman and President (Chief Executive Officer)

/s/ CHARLES A. RIZZO* Charles A. Rizzo	Treasurer (Principal Financial and Accounting Officer)

/s/ RICHARD R. BURT* Richard R. Burt	Director

/s/ S. LELAND DILL* S. Leland Dill	Director

/s/ MARTIN J. GRUBER* Martin J. Gruber	Director

/s/ JOSEPH R. HARDIMAN* Joseph R. Hardiman	Director

/s/ RICHARD J. HERRING* Richard J. Herring	Director

/s/ GRAHAM E. JONES* Graham E. Jones	Director

/s/ PHILIP SAUNDERS, JR.* Philip Saunders, Jr.	Director

/s/ REBECCA W. RIMEL* Rebecca W. Rimel	Director

/s/ William N. Searcy* William N. Searcy	Director

/s/ ROBERT H. WADSWORTH* Robert H. Wadsworth	Director

*	By Power of Attorney, filed herewith.